As filed with the U.S. Securities and Exchange Commission on June 27, 2018

Registration No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective on August 7, 2018 pursuant to Rule 488.

IVY FUNDS

IVY EUROPEAN OPPORTUNITIES FUND

6300 LAMAR AVENUE

OVERLAND PARK, KANSAS 66202

Dear Shareholder:

As a shareholder of the Ivy European Opportunities Fund, you are invited to vote on a proposal to reorganize your Fund into the Ivy International Core Equity Fund. Your Fund will hold a special meeting of shareholders on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas 66202 at 2:00 p.m., Central Time to consider the proposed reorganization. The specific details and reasons for the proposed reorganization are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Board of Trustees of Ivy Funds unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

This special meeting will be held at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged Donnelley Financial Solutions / Mediant Communications, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on November 1, 2018. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive, or take advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Ivy Client Services at 1-800-777-6472 or your financial advisor.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Philip J. Sanders, President

Ivy Funds

August 21, 2018

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD NOVEMBER 1, 2018

Ivy European Opportunities Fund

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy European Opportunities Fund will be held at 2:00 p.m. Central Time on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas (the “Meeting”) for this purpose:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy European Opportunities Fund to, and the assumption of all of the liabilities of the Ivy European Opportunities Fund by, the Ivy International Core Equity Fund in exchange for shares of the Ivy International Core Equity Fund and the distribution of such shares to the shareholders of the Ivy European Opportunities Fund in complete liquidation of the Ivy European Opportunities Fund (the “Proposal”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Proposal is discussed in detail in the Combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) attached to this notice. Please read the Prospectus/Proxy Statement carefully for information concerning the Proposal. The persons named as proxy will vote in his/her discretion on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

Shareholders of record at the close of business on July 25, 2018 are entitled to notice of and to vote at the Meeting and any adjourned session thereof.

Each shareholder is invited to attend the Meeting in person. Whether or not you plan to be present at the Meeting, we urge you to complete, sign and date the enclosed proxy card, and return it in the accompanying postage-paid envelope as promptly as possible, or take advantage of the telephonic or electronic voting procedures described on the proxy card. If you vote by proxy and later desire to change your vote or vote in person, you may revoke your proxy at any time prior to its exercise at the Meeting.

In the event that a quorum is not present at the Meeting, if the Ivy European Opportunities Fund has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

By order of the Board of Trustees of the Ivy Funds,

Jennifer K. Dulski,

Secretary

August 21, 2018

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus and Proxy Statement

June 27, 2018

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202

1-800-777-6472

Transfer of all of the Assets and Liabilities of the

Ivy European Opportunities Fund, by and in Exchange for Shares of the Ivy International Core Equity Fund, each a series of Ivy Funds

This Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of the Ivy European Opportunities Fund (the “European Opportunities Fund”), a series of the Ivy Funds (the “Trust”), in connection with the solicitation of proxies by the Board of Trustees (the “Board,” and its members, the “Trustees”) of the Trust for use at a special meeting of shareholders of the European Opportunities Fund and any adjournments or postponements thereof (the “Meeting”).

The Meeting is scheduled to occur at 2:00 p.m., Central Time on November 1, 2018 at the offices of the Trust, 6300 Lamar Avenue, Overland Park, Kansas. The purpose of the Meeting is as follows:

1.

To approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) providing for the transfer of all of the assets of the European Opportunities Fund to, and the assumption of all of the liabilities of the European Opportunities Fund by, the Ivy International Core Equity Fund (the “International Core Equity Fund”) in exchange for shares of the International Core Equity Fund and the distribution of such shares to the shareholders of the European Opportunities Fund in complete liquidation of the European Opportunities Fund (the “Reorganization”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has approved the Reorganization Plan and the Reorganization.

Shareholders of record of the European Opportunities Fund at the close of business on July 25, 2018 are entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. This Prospectus/Proxy Statement, the proxy card(s) and the accompanying Notice of Special Meeting of Shareholders were first mailed or given to shareholders of record of the European Opportunities Fund on or about August 21, 2018. The Board requests that shareholders of the European Opportunities Fund vote their shares by completing and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

This Prospectus/Proxy Statement provides information that a shareholder of the European Opportunities Fund should know before voting on the proposal to approve the Reorganization Plan and sets forth concisely information about the International Core Equity Fund that a prospective investor ought to know before investing. You should read this Prospectus/Proxy Statement and it should be retained for future reference. It is both a proxy statement for the Reorganization and a prospectus for the International Core Equity Fund. If the Reorganization of the European Opportunities Fund occurs, you will become a shareholder of the International Core Equity Fund. If the Plan is approved by the shareholders of the European Opportunities Fund and the Reorganization occurs, the European Opportunities Fund will transfer all of the assets and liabilities attributable to each class of its shares to the International Core Equity Fund in exchange for shares of the same class of shares of the International Core Equity Fund with the same aggregate net asset value (“NAV”) as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the International Core Equity Fund will be distributed pro rata to the International Core Equity Fund’s shareholders of the corresponding class.

The European Opportunities Fund and the International Core Equity Fund (each, a “Fund,” together, the “Funds”) are each a series of the Trust, a registered, open-end management investment company organized as a Delaware statutory trust. The investment objective of the European Opportunities Fund is to seek to provide growth of capital. The investment objective of the International Core Equity Fund is to seek to provide capital growth and appreciation. The Funds have similar principal investment strategies and principal investment risks, except that European Opportunities Fund primarily focuses its investments in Europe, while International Core Equity Fund primarily focuses its investments in Europe and the Asian/Pacific basin markets. The Funds have identical fundamental investment restrictions.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

-

The Prospectus for the funds of the Trust dated July 5, 2017, relating to the Funds (as supplemented to date) (the “Ivy Funds Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228572/254219/261969/287046/299235/346833/ 350562/353720/ 382620 and 0001193125-18-009992/032842/ 057092/115308/116665/ 142357/156163/180210).

-	The Statement of Additional Information (“SAI”) dated June 27, 2018, relating to the Reorganization.

The following documents have been filed with the SEC and are incorporated by reference into the SAI:

-

The Statement of Additional Information for the funds of the Trust dated July 5, 2017, relating to the Funds (as supplemented to date) (the “Ivy Funds SAI”). (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228574/261970/299238/350562/353724 and 0001193125-18-009997/057093/115314/116667/142369/156167).

-	The audited financial statements included in the Funds’ Annual Report to shareholders, relating to the Funds, dated March 31, 2018. (previously filed on EDGAR, Accession No. 0001193125-18-187465).

For a free copy of any of the documents listed above, you may call 1-800-777-6472, or you may write to the attention of either Fund at:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for the Ivy Funds at www.ivyinvestments.com. Text-only versions of the Ivy Funds documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SYNOPSIS

This Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The material terms of the Reorganization are discussed in more detail in the section titled “THE PROPOSAL – Approval of the Reorganization of the European Opportunities Fund into the International Core Equity Fund the Reorganization Plan,” and in the full text of the Reorganization Plan, which is attached as Appendix A.

What is being proposed?

Both the European Opportunities Fund and the International Core Equity Fund are series of the Trust, an open-end, registered investment company. The Board is recommending that shareholders of the European Opportunities Fund approve the Reorganization Plan and the resulting Reorganization, in which the International Core Equity Fund would acquire all of the assets and liabilities of the European Opportunities Fund in exchange for shares of the International Core Equity Fund (the “Proposal”). The European Opportunities Fund, in turn, will distribute shares of the International Core Equity Fund to shareholders of the European Opportunities Fund in liquidation, and shareholders of the European Opportunities Fund will become shareholders of the International Core Equity Fund. Your shares of the European Opportunities Fund will be cancelled. Pursuant to the Reorganization Plan, you will receive shares of the International Core Equity Fund with an aggregate NAV equal to the aggregate NAV of your European Opportunities Fund shares as of the business day before the closing of the Reorganization.

What is the Board’s recommendation regarding the Proposal?

At a meeting held on June 26, 2018, the Board, on behalf of the European Opportunities Fund, considered the Proposal to reorganize the European Opportunities Fund with and into the International Core Equity Fund, approved the Reorganization Plan, and voted to recommend that shareholders of the European Opportunities Fund vote to approve the Reorganization Plan. For the reasons summarized immediately below and discussed in more detail in the section below titled “THE PROPOSAL – Approval of the Reorganization of the

European Opportunities Fund into the International Core Equity Fund – Reasons for the Reorganization,” the Board, including the Independent Trustees, has determined that participation in the Reorganization is in the best interests of the European Opportunities Fund. The Board also concluded that no dilution in value would result for the shareholders of the European Opportunities Fund as a result of the Reorganization.

In making its recommendation, what factors did the Board consider?

The Board approved the Reorganization Plan and the Reorganization, because it offers shareholders of the European Opportunities Fund the opportunity to invest in a combined larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Reorganization, the Board also considered the following factors, among others:

–

Reorganization Expense Allocation. The total amount of the expenses for the Reorganization is estimated to be approximately $158,302. The expenses will be borne solely by the European Opportunities Fund and no expenses will be borne by the International Core Equity Fund as a result of the Reorganization.

–

Same or Lower Overall Expenses. By reorganizing into the International Core Equity Fund, former European Opportunities Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the European Opportunities Fund. For those share classes of the European Opportunities Fund that will be reorganizing into a share class of the International Core Equity Fund whose expenses are higher than its corresponding share class of the European Opportunities Fund, if any, IICO, Ivy Distributors, Inc. (“IDI”), the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (“WISC”), the Funds’ transfer agent, have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the International Core Equity Fund to be equal to any lower expense ratio of the corresponding class of the European Opportunities Fund through July 31, 2020.

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

	European Opportunities Fund (Target Fund)	International Core Equity Fund (Acquiring Fund)	International Core Equity Fund (After the Reorganization)
Class A shares	1.64%	1.25%	1.25%
Class B shares	2.70%	2.11%	2.11%
Class C shares	2.31%	1.93%	1.93%
Class E shares	1.30%	1.28%	1.28%
Class I shares	1.21%	0.94%	0.94%
Class N shares	1.03%	0.79%	0.79%
Class R shares	1.78%	1.53%	1.53%
Class Y shares	1.44%	1.19%	1.18%

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of the European Opportunities Fund shareholders.

–

Tax Free Reorganization. The Reorganization is expected to be tax-free for shareholders of the European Opportunities Fund who choose to remain shareholders of the International Core Equity Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes.

For a more detailed discussion of the considerations of the Board, see the section below titled “THE PROPOSAL – Approval of the Reorganization of the European Opportunities Fund into the International Core Equity Fund – Reasons for the Reorganization.”

When will the shareholder Meeting and the Reorganization take place?

The Meeting has been called for November 1, 2018 to consider the approval of the Reorganization. If European Opportunities Fund’s shareholders approve the Reorganization, the Reorganization is currently scheduled to take place on or around November 5, 2018. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new International Core Equity Fund account number and number of shares owned.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the European Opportunities Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the European Opportunities Fund, and the

European Opportunities Fund will continue to operate. The Board then will consider such other actions as it deems necessary or appropriate for the European Opportunities Fund.

How will shareholder voting be handled?

Shareholders who own shares of the European Opportunities Fund at the close of business on July 25, 2018 (the “Record Date”) will be entitled to vote at the Meeting and will be entitled to one vote for each dollar (and a proportionate fractional vote for each fraction of a dollar) of the net asset value of each share (including fractional shares) that they hold. Approval of the Reorganization by the European Opportunities Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the European Opportunities Fund or (ii) 67% or more of the outstanding shares of the European Opportunities Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the European Opportunities Fund are present or represented by proxy.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or if eligible, via the Internet by following the on-line instructions. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the section below titled “VOTING INFORMATION.”

What International Core Equity Fund shares will I receive in the Reorganization?

Under the Reorganization Plan, Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the European Opportunities Fund will be reorganized into the corresponding Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the International Core Equity Fund. The shares of the International Core Equity Fund you receive in exchange for your European Opportunities Fund shares will have an aggregate NAV equal to the aggregate NAV of your respective European Opportunities Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the International Core Equity Fund. The rights of the shareholders of each Fund are identical since each Fund is a series of the Trust. The purchase and exchange privileges of the European Opportunities Fund are identical to those currently offered by the International Core Equity Fund. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Distributions by the International Core Equity Fund will continue to be paid on the same schedule after the Reorganization as they are currently. Each Fund distributes net investment income annually. Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

For more information on the characteristics of the International Core Equity Fund shares you will receive, please see the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

How do the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks compare?

The following summarizes the primary similarities and differences in the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and risks.

Investment Objectives:

The investment objectives of the Funds are similar. The investment objective of the European Opportunities Fund is to seek to provide growth of capital. The investment objective of the International Core Equity Fund is to seek to provide capital growth and appreciation.

Principal Investment Strategies:

The principal investment strategies of the Fund generally are similar. The Funds both seek to achieve their investment objectives by investing, under normal circumstances, at least 80% of their respective net assets in equity securities and may invest up to 100% of their respective total assets in foreign securities. Likewise, both Funds generally invest in large-capitalization companies, but they may invest in companies of any size, and both Funds may use forward currency contracts to manage its exposure to various foreign currencies.

However, there are certain differences between the principal investment strategies of the Funds. First, the European Opportunities Fund focuses primarily on investments in equity securities of companies located in Europe, while the International Core Equity Fund focuses on investments in equity securities of companies located throughout the world, including Europe, but also in the Asian/Pacific basin markets. Second, the International Core Equity Fund is more likely to invest in depositary receipts and in securities of companies located in emerging markets (although, like the European Opportunities Fund, it generally focuses on more developed economies). Third, the European Opportunities Fund employs a “growth” investment style, and may buy and sell securities based on their earnings growth expectations, whereas the International Core Equity Fund invests using a core style (i.e., it may employ growth or value style investing).

The Funds have similar, but not identical, stock selection processes. In managing each Fund, IICO uses a top-down (assessing the macro environment) approach with a bottom-up (researching individual issuers) stock selection process. However, in selecting securities for the European Opportunities Fund, IICO generally selects companies based on an analysis of a wide range of fundamental factors, including: valuation, earnings growth, cash generation, balance sheet strength, competitive advantage, sustainable growth rate, as well as factors such as market position, strategic outlook and management strength. By comparison, for the International Core Equity Fund, IICO selects what it believes are cash-generating and reasonably valued companies that are exposed to global investment themes which IICO believes will yield above-average returns. IICO overlays these investment themes on top of its macro views in an effort to identify the companies, sectors and regions that IICO believes should benefit under its macro views.

The Funds share similar sell disciplines, as each Fund may sell a security to reduce its holding in that security, to take advantage of what IICO believes are more attractive investment opportunities or to raise cash. However, for the European Opportunities Fund, IICO may sell a security when it believes that the security’s valuation has exceeded its target, or IICO loses confidence in the management of the company, or when the security fails to meet earnings growth expectations. In comparison, for International Core Equity Fund, IICO may sell a security if it changes its top-down view, it believes the security no longer offers significant return potential, the security shows signs of deteriorating fundamentals or there is weak cash flow to support shareholder returns.

For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Strategies.”

Fundamental Investment Restrictions:

The fundamental investment restrictions of the European Opportunities Fund and the International Core Equity Fund are identical.

For more information, see “COMPARISON OF THE FUNDS – Comparison of Fundamental Investment Restrictions.”

Principal Investment Risks:

The principal investment risks of the European Opportunities Fund and the International Core Equity Fund are similar. The Funds disclose the following principal risks in common: Company Risk, Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk, Foreign Currency Risk, Foreign Securities Risk, Large Company Risk, Management Risk, Market Risk and Regional Focus Risk.

However, as noted above, there are some differences between the principal investment strategies of each Fund, which make the Funds have slightly differing risk profiles. Since the European Opportunities Fund focuses on European investments and a growth investment style, the European Opportunities Fund also discloses “European Investment Risk” and “Growth Stock Risk” as additional principal investment risks of the Fund. Conversely, the International Core Equity Fund, with its focus on markets around the world and the use of themes, discloses as additional principal investment risks “Depositary Receipts Risk,” “Derivatives Risk,” “Emerging Markets Risk” and “Theme Risk.” For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Risks.”

Will the Reorganization result in a higher investment management fee rate and higher fund expense rates immediately following the Reorganization?

No. The current investment management fees paid by the European Opportunities Fund and the International Core Equity Fund are equal to 0.90% and 0.75%, respectively, of each Fund’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the International Core Equity Fund will be 0.75%.

After the Reorganization, shareholders of each class of shares will be subject to the same or lower annual fund operating expenses that had been experienced as shareholders of the European Opportunities Fund.

If the current annual fund operating expenses of a share class of the International Core Equity Fund is higher than the corresponding share class of the European Opportunities Fund, IICO, IDI and/or WISC have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the International Core Equity Fund to be equal to the lower expense ratio of the corresponding class of shares of the European Opportunities Fund through July 31, 2020.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE FUNDS – Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of this Prospectus/Proxy Statement.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to be tax-free to you for federal income tax purposes. This means that neither shareholders nor the European Opportunities Fund is expected to recognize a gain or loss as a result of the Reorganization.

Immediately prior to the Reorganization, the European Opportunities Fund will declare and pay a distribution of substantially all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carry-forwards), if any, to its shareholders. The cost basis and holding period of the European Opportunities Fund shares are expected to carry over to your new shares in the International Core Equity Fund.

Will the services provided by IICO change?

No. IICO currently manages both the European Opportunities Fund and the International Core Equity Fund and will continue to serve as the investment manager of the International Core Equity Fund following the Reorganization. Robert E. Nightingale, Senior Vice President of IICO, is the portfolio manager of the European Opportunities Fund. John C. Maxwell, Senior Vice President of IICO, and Catherine L. Murray, Vice President of IICO, are the portfolio managers of the International Core Equity Fund. Mr. Maxwell and Ms. Murray will continue to serve as portfolio managers of the International Core Equity Fund after the Reorganization. The Funds have the same principal underwriter, accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the International Core Equity Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are the same.

Will there be any sales charge, commission or other transaction fee in connection with the Reorganization?

No. There will be no sales charge, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of the European Opportunities Fund will be exchanged for full and fractional corresponding shares of the International Core Equity Fund having equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

The shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Trust without the payment of an additional initial sales charge or additional contingent deferred sales charge (“CDSC”) for as long as you own your shares of International Core Equity Fund.

However, for Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the European Opportunities Fund. Class E, Class I, Class N, Class R and Class Y shares of the Funds are not subject to a CDSC.

Are there any significant differences between shares of the European Opportunities Fund and International Core Equity Fund?

No. The procedures for purchasing, exchanging and redeeming your shares of the International Core Equity Fund will be the same after the Reorganization as they are currently for the European Opportunities Fund. In addition, the sales charge, distribution plan and administrative services plan structures for the Funds are identical. For more information, see the section entitled “COMPARISON OF THE FUNDS – Comparison of Share Class Characteristics, Shareholder Transactions and Services” and the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

Can I still add to my existing European Opportunities Fund account until the Reorganization?

Yes. European Opportunities Fund shareholders may continue to make additional investments until the closing, which is anticipated to be on or about November 5, 2018 (the “Closing Date”), unless the Board determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the European Opportunities Fund is expected to be closed to new shareholders as of [October 24], 2018.

Will I need to open an account in the International Core Equity Fund prior to the Reorganization?

No. An account will be set up in your name and your shares of the European Opportunities Fund will automatically be converted to corresponding shares of the International Core Equity Fund. You will receive confirmation of your new account in the International Core Equity Fund following the Reorganization.

Will my cost basis change as a result of the Reorganization?

No. Your total cost basis is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the European Opportunities Fund, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

Will either Fund pay fees associated with the Reorganization?

Yes. The total amount of the expenses for the Reorganization is estimated to be approximately $158,302. The expenses will be borne solely by the European Opportunities Fund and no expenses will be borne by the International Core Equity Fund as a result of the Reorganization.

What if I want to exchange my shares into another fund of the Trust prior to the Reorganization?

You may exchange your shares into another fund of the Trust before the Closing Date (on or about November 5, 2018) in accordance with your preexisting exchange privileges. If you choose to exchange your shares of the European Opportunities Fund for another fund in the Trust, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account. Exchanges may be subject to minimum investment requirements and/or sales loads. This is not an offer to sell shares of other funds of the Trust, it is for informational purposes only. Before exchanging into a fund, please read its prospectus carefully.

COMPARISON OF THE FUNDS

This section provides a comparison of each Fund, including but not limited to, each Fund’s shareholder fees, annual fund operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions, and historical performance. Please note that this is only a brief discussion. There is no assurance that a Fund will achieve its stated objective.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

Shareholder fees are fees paid directly from your investment. The shareholder fees presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of the amount invested or their redemption value, as applicable. However, you will not have to pay any sales charge on any shares of the International Core Equity Fund received as part of the Reorganization.

Annual fund operating expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The annual fund operating expenses shown in the tables below represent annualized expenses for the European Opportunities Fund and the International Core Equity Fund, as well as those estimated for the International Core Equity Fund on a pro forma basis, assuming shareholder approval of the Reorganization and consummation of the Reorganization. The Annual Fund Operating Expense tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the European Opportunities Fund with the International Core Equity Fund and to analyze the estimated expenses that the International Core Equity Fund expects to bear following the Reorganization.

The current investment management fees paid by the European Opportunities Fund and the International Core Equity Fund are equal to 0.90% and 0.75%, respectively, of each Fund’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the International Core Equity Fund will be 0.75%.

The Annual Fund Operating Expenses shown in the table below are based on the expenses of each Fund for the twelve-month period ended March 31, 2018. Also shown are the Annual Fund Operating Expenses projected for the International Core Equity Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on April 1, 2017 and had a year of combined operations.

Shareholder Fees

(fees paid directly from your investment)

	European Opportunities Fund (Target Fund)						International Core Equity Fund (Acquiring Fund)						International Core Equity Fund after Reorganization with the European Opportunities Fund (pro forma combined)

	Class A Shares	Class B Shares	Class C Shares		Class E Shares		Class A Shares	Class B Shares	Class C Shares		Class E Shares		Class A Shares	Class B Shares	Class C Shares		Class E Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		2.50%		5.75%	None	None		2.50%		5.75%	None	None		2.50%
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None		1.00%[1]	5.00%[1]	1.00%[1]		None		1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	$20	[2]	$20 [2]	None	$20	[2]	$20	[2]	$20 [2]	None	$20	[2]	$20	[2]

	European Opportunities Fund (Target Fund)				International Core Equity Fund (Acquiring Fund)				International Core Equity Fund after Reorganization with the European Opportunities Fund (pro forma combined)

	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Account Fee	None	None	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	European Opportunities Fund (Target Fund)				International Core Equity Fund (Acquiring Fund)				International Core Equity Fund after Reorganization with the European Opportunities Fund (pro forma combined)

	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class A Shares	Class B Shares	Class C Shares	Class E Shares
Management Fee	0.90%	0.90%	0.90%	0.90%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.25%	1.00%	1.00%	0.25%	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.49%	0.80%	0.41%	0.15%	0.25%	0.36%	0.18%	0.51%	0.26%	0.38%	0.18%	0.53%
Total Annual Fund Operating Expenses	1.64%	2.70%	2.31%	1.30%	1.25%	2.11%	1.93%	1.51%[3]	1.26%[5]	2.13%[5]	1.93%[5]	1.53%[5]
Fee Waiver and/or Expense Reimbursement	None	None	None	None	None	None	None	0.23%[3]	0.01%[5]	0.02%[5]	0.00%[5]	0.25%[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.64%	2.70%	2.31%	1.30%	1.25%	2.11%	1.93%	1.28%[3]	1.25%[5]	2.11%[5]	1.93%[5]	1.28%[5]

	European Opportunities Fund (Target Fund)					International Core Equity Fund (Acquiring Fund)				International Core Equity Fund after Reorganization with the European Opportunities Fund (pro forma combined)

	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Management Fee	0.90%	0.90%	0.90%	0.90%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.50%	0.25%	None	None	0.50%	0.25%	None	None	0.50%	0.25%
Other Expenses	0.31%	0.13%	0.38%	0.29%	0.19%	0.04%	0.28%	0.19%	0.19%	0.04%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.21%	1.03%	1.78%	1.44%[4]	0.94%	0.79%	1.53%	1.19%[4]	0.94%[5]	0.79%[5]	1.53%[5]	1.18%[5,6]
Fee Waiver and/or Expense Reimbursement	None	None	None	0.00%[4]	None	None	None	0.00%[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5,6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%	1.03%	1.78%	1.44%[4]	0.94%	0.79%	1.53%	1.19%[4]	0.94%[5]	0.79%[5]	1.53%[5]	1.18%[5,6]

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2019, IICO, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.28%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[4]

Through July 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.25%, Class B shares at 2.11%, Class C shares 1.93%, Class E shares at 1.28%, Class I shares at 0.94%, Class N shares at 0.79%, Class R shares at 1.53%, and Class Y shares at 1.18%.. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board.

[6]

Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Examples

These Examples are intended to help you compare the cost of investing in the European Opportunities Fund, the International Core Equity Fund and the International Core Equity Fund, after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the European Opportunities Fund, the International Core Equity Fund and the International Core Equity Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy European Opportunities Fund (Target Fund)	$732	$1,063	$1,415	$2,407
Ivy International Core Equity Fund (Acquiring Fund)	$695	$949	$1,222	$1,999
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$695	$950	$1,225	$2,008
Class B Shares
Ivy European Opportunities Fund (Target Fund)	$273	$838	$1,430	$2,776
Ivy International Core Equity Fund (Acquiring Fund)	$214	$661	$1,134	$2,222
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$214	$663	$1,140	$2,237
Class C Shares
Ivy European Opportunities Fund (Target Fund)	$234	$721	$1,235	$2,646
Ivy International Core Equity Fund (Acquiring Fund)	$196	$606	$1,042	$2,254
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$196	$606	$1,042	$2,254
Class E Shares
Ivy European Opportunities Fund (Target Fund)	$399	$712	$1,045	$1,979
Ivy International Core Equity Fund (Acquiring Fund)	$397	$753	$1,132	$2,187
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$397	$732	$1,116	$2,185

	1 Year	3 Years	5 Years	10 Years
Class I Shares
Ivy European Opportunities Fund (Target Fund)	$123	$384	$665	$1,466
Ivy International Core Equity Fund (Acquiring Fund)	$96	$300	$520	$1,155
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$96	$300	$520	$1,155
Class N Shares
Ivy European Opportunities Fund (Target Fund)	$105	$328	$569	$1,259
Ivy International Core Equity Fund (Acquiring Fund)	$81	$252	$439	$978
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$81	$252	$439	$978
Class R Shares
Ivy European Opportunities Fund (Target Fund)	$181	$560	$964	$2,095
Ivy International Core Equity Fund (Acquiring Fund)	$156	$483	$834	$1,824
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$156	$483	$834	$1,824
Class Y Shares
Ivy European Opportunities Fund (Target Fund)	$147	$456	$787	$1,724
Ivy International Core Equity Fund (Acquiring Fund)	$121	$378	$654	$1,443
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$120	$375	$649	$1,432

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy European Opportunities Fund (Target Fund)	$732	$1,063	$1,415	$2,407
Ivy International Core Equity Fund (Acquiring Fund)	$695	$949	$1,222	$1,999
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$695	$950	$1,225	$2,008
Class B Shares
Ivy European Opportunities Fund (Target Fund)	$673	$1,138	$1,530	$2,776
Ivy International Core Equity Fund (Acquiring Fund)	$614	$961	$1,234	$2,222
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$614	$963	$1,240	$2,237
Class C Shares
Ivy European Opportunities Fund (Target Fund)	$234	$721	$1,235	$2,646
Ivy International Core Equity Fund (Acquiring Fund)	$196	$606	$1,042	$2,254
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$196	$606	$1,042	$2,254
Class E Shares
Ivy European Opportunities Fund (Target Fund)	$399	$712	$1,045	$1,979
Ivy International Core Equity Fund (Acquiring Fund)	$397	$753	$1,132	$2,187
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$397	$732	$1,116	$2,185
Class I Shares
Ivy European Opportunities Fund (Target Fund)	$123	$384	$665	$1,466
Ivy International Core Equity Fund (Acquiring Fund)	$96	$300	$520	$1,155
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$96	$300	$520	$1,155

	1 Year	3 Years	5 Years	10 Years
Class N Shares
Ivy European Opportunities Fund (Target Fund)	$105	$328	$569	$1,259
Ivy International Core Equity Fund (Acquiring Fund)	$81	$252	$439	$978
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$81	$252	$439	$978
Class R Shares
Ivy European Opportunities Fund (Target Fund)	$181	$560	$964	$2,095
Ivy International Core Equity Fund (Acquiring Fund)	$156	$483	$834	$1,824
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$156	$483	$834	$1,824
Class Y Shares
Ivy European Opportunities Fund (Target Fund)	$147	$456	$787	$1,724
Ivy International Core Equity Fund (Acquiring Fund)	$121	$378	$654	$1,443
Ivy International Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$120	$375	$649	$1,432

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the fiscal year ended March 31, 2018, the European Opportunities Fund’s portfolio turnover rate was 84% of the average value of its portfolio and the International Core Equity Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Comparison of Investment Objectives

Both Funds seek to provide growth of capital, while the International Core Equity Fund also seeks to provide capital appreciation.

Comparison of Principal Investment Strategies

The European Opportunities Fund and the International Core Equity Fund have similar principal investment strategies. Provided below is the principal investment strategies of the European Opportunities Fund and the International Core Equity Fund.

For more information concerning investment strategies and restrictions, see the Ivy Funds Prospectus, which accompanies this Prospectus/Proxy Statement.

European Opportunities Fund. European Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of European companies. While the Fund tends to favor securities issued by large-capitalization European companies, it may invest in securities issued by European companies of any size that provide investment opportunities. The Fund typically invests in companies located in the more developed markets of Europe and may invest up to 100% of its total assets in foreign securities.

In selecting securities for the Fund, IICO combines a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) stock selection process, using a combination of country analysis, sector and industry dynamics and individual stock selection in comprising the portfolio. As part of its investment process, IICO seeks to identify investment themes, then seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally selects companies based on an analysis of a wide range of fundamental factors, including: valuation, earnings growth, cash generation, balance sheet strength, competitive advantage, sustainable growth rate, as well as factors such as market position, strategic outlook and management strength.

The Fund may use forward foreign currency contracts to manage the Fund’s exposure to various foreign currencies and the U.S. dollar.

Generally, in determining whether to sell a security, IICO chooses to do so when it believes that the security’s valuation has exceeded its target, or IICO loses confidence in the management of the company, or when the security fails to meet earnings growth expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

International Core Equity Fund. International Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. Such companies primarily will be located in, or principally traded in, developed European and Asian/Pacific Basin markets. In seeking to enhance potential return, the Fund also may invest in issuers located or doing business in emerging market countries, which generally will include the more developed of the emerging market countries. The Fund also may invest in depositary receipts of foreign issuers.

IICO strives to identify dislocations and valuation discrepancies in the international financial markets in an effort to find what it believes are mispriced countries, sectors, currencies and, ultimately, stocks with attractive valuations relative to their potential and to their peer group. IICO uses a disciplined approach while looking for investment opportunities around the world, preferring what it believes are cash-generating and reasonably valued companies that are exposed to global investment themes which IICO believes will yield above-average returns. IICO combines a top-down (assessing the market environment), macro approach with a bottom-up (researching individual issuers) stock selection process, and uses a combination of country analysis, sector and industry dynamics, and individual stock selection. As noted, part of IICO’s investment approach includes the identification of various long-term global investment themes. IICO overlays these investment themes on top of its macro views in an effort to identify the companies, sectors and regions that IICO believes should benefit under its macro views.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities. In addition, the Fund may use forward contracts in seeking to manage its exposure (increase or decrease) to various foreign currencies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it had a change in its top-down view, if it believes the security no longer offers significant return potential, there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, there is weak cash flow to support shareholder returns, and/or there is a change in IICO’s macroeconomic perspective. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Fund. The European Opportunities Fund and the International Core Equity Fund have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry.

For more information concerning the Funds’ investment policies and restrictions, see the Ivy Funds Prospectus and Ivy Funds SAI.

Comparison of Principal Investment Risks

Like all investments, an investment in each Fund involves risk. All of the principal investment risks applicable to the Funds are described below. As previously noted, the Funds have similar investment objectives and principal investment strategies. An investment in the International Core Equity Fund involves generally faces the same risks as an investment in the European Opportunities Fund, but as noted below, each Fund has its own unique risks as well. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. As with any mutual fund, the value of a Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Fund and prevent it from achieving its objective.

The Funds have the following principal investment risks in common:

Company Risk	Large Company Risk

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	Management Risk

Foreign Currency Risk	Market Risk

Foreign Securities Risk	Regional Focus Risk

Common Risks. Below are descriptions of the principal investment risks common to both Funds:

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – A Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent IICO’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect a Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. In the event that a Fund holds material positions in such suspended securities, a Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and a Fund could incur significant losses.

Large Company Risk – Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Management Risk – Fund performance is primarily dependent on IICO’s skill in evaluating and managing a Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and a Fund may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and a Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by a Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Regional Focus Risk – Focusing on a particular geographic region or country involves increased currency, political, regulatory and other risks. To the extent a Fund invests a significant portion of its assets in a particular geographic region or country, economic, political, social and environmental conditions in that region or country will have a greater effect on Fund performance than they would in a more geographically diversified equity fund and the Fund’s performance may be more volatile than the performance of a more geographically diversified fund. See Market Risk.

The following principal investment risks differ between the Funds:

Risks of European Opportunities Fund Only	Risks of International Core Equity Fund Only

European Investment Risk	Depositary Receipts Risk

Growth Stock Risk	Derivatives Risk

Emerging Markets Risk

Theme Risk

European Opportunities Fund Risks. Below are descriptions of the principal investment risks that apply only to the European Opportunities Fund:

European Investment Risk – The Economic and Monetary Union of the European Union (EU) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments. The European financial markets recently have experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

International Core Equity Fund Risks. Below are descriptions of the principal investment risks that apply only to the International Core Equity Fund:

Depositary Receipts Risk – Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) generally are subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted.

Derivatives Risk – The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction. When the Fund uses derivatives, it likely will be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivatives instruments could limit the Fund’s ability to pursue its investment strategies.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.

Theme Risk – Because the Fund’s investment strategy incorporates the identification of themes, the Fund’s performance may suffer if IICO does not correctly identify such themes or if a theme develops in an unanticipated way.

Comparison of Fund Performance

The table below provides some indication of the risks of investing in the European Opportunities Fund and the International Core Equity Fund. The table shows the average annual total returns (before taxes) as of March 31, 2018 for each Class of a Fund. The returns reflect the maximum applicable sales charges for a Fund. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

A Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com for a Fund’s updated performance.

Ivy European Opportunities Fund (Target Fund) / Ivy International Core Equity Fund (Acquiring Fund)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Ivy European Opportunities Fund Class A	9.00%	5.50%	0.99%	-
Ivy International Core Equity Fund Class A	5.85%	6.79%	3.86%	-
Ivy European Opportunities Fund Class B	10.47%	5.42%	0.74%	-
Ivy International Core Equity Fund Class B	7.39%	6.98%	3.73%	-
Ivy European Opportunities Fund Class C	14.89%	6.08%	0.95%	-
Ivy International Core Equity Fund Class C	11.57%	7.34%	3.78%

Ivy European Opportunities Fund (Target Fund) / Ivy International Core Equity Fund (Acquiring Fund)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Ivy European Opportunities Fund Class E	13.12%	6.62%	1.80%	-
Ivy International Core Equity Fund Class E	9.53%	7.43%	4.14%	-
Ivy European Opportunities Fund Class I	16.18%	7.29%	2.19%	-
Ivy International Core Equity Fund Class I	12.70%	8.43%	4.88%
Ivy European Opportunities Fund Class N	16.34%	-	-	5.29%[1]
Ivy International Core Equity Fund Class N	12.82%	-	-	4.57%[1]
Ivy European Opportunities Fund Class R	15.51%	6.65%	-	6.74%[2]
Ivy International Core Equity Fund Class R	12.04%	7.80%	-	8.12%[2]
Ivy European Opportunities Fund Class Y	15.88%	7.00%	1.91%	-
Ivy International Core Equity Fund Class Y	12.42%	8.15%	4.61%	-
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	14.49%	6.37%	2.06%	2.29 6.45	%1 / %[2]
Lipper European Region Funds Universe Average (net of fees and expenses)	14.43%	7.12%	2.51%	4.03 7.26	%1 / %[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	14.80%	6.50%	2.74%	3.44 7.18	%1 / %[2]
Lipper International Large-Cap Core Funds Universe Average (net of fees and expenses)	15.30%	5.85%	2.58%	3.26 6.15	%1 / %[2]

[1]	Inception date: July 31, 2014
[2]	Inception date: December 19, 2012

Management of the Funds

Investment Manager. Each Fund is managed by IICO. The address of IICO is 6300 Lamar Avenue, Overland Park, Kansas 66201. IICO is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc. (“Waddell & Reed”), a publicly held company. IICO will remain the investment manager of the International Core Equity Fund after the Reorganization.

Portfolio Manager. Robert E. Nightingale, Senior Vice President of IICO, is the portfolio manager of the European Opportunities Fund. John C. Maxwell and Catherine L. Murray are the portfolio managers of the International Core Equity Fund. [Mr. Maxwell and Ms. Murray will continue to serve as the portfolio managers of the combined International Core Equity Fund after the Reorganization.]

Advisory Fees. The following table shows the contractual investment management fee ratios for each Fund and the net investment management fees paid by each Fund for its last fiscal year.

European Opportunities Fund	International Core Equity Fund

0.90% of net assets up to $250 million;

0.85% of net assets over $250 million and up to $500 million;

0.75% of net assets over $500 million and up to $2 billion;

0.74% of net assets over $2 billion and up to $5 billion;

0.72% of net assets over $5 billion and up to $10 billion; and

0.71% of net assets over $10 billion

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.70% of net assets over $3 billion and up to $5 billion;

0.69% of net assets over $5 billion and up to $10 billion; and

0.68% of net assets over $10 billion

Net Management Fee Paid (as a percent of the European Opportunities Fund’s average net assets) for the fiscal year ended March 31, 2018: 0.90%	Net Management Fee Paid (as a percent of the International Core Equity Fund’s average net assets) for the fiscal year ended March 31, 2018: 0.75%

Comparison of Fund Service Providers

Principal Underwriter. IDI is the principal underwriter for each Fund. IDI’s address is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers. The Funds have the same service providers. Upon completion of the Reorganization, the International Core Equity

Fund will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the Funds.

Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company (doing business as WI Services Company) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Comparison of Share Class Characteristics, Shareholder Transactions and Services

Sales Charges, Distribution and Administrative Service Plans. The sales charge, sales charge waivers, distribution plan and administrative services plan structures for the European Opportunities Fund and International Core Equity Fund are identical. For more information, see the section entitled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Purchase, Exchange, and Redemption Procedures. Procedures for and policies relating to the purchase, exchange and redemption of the European Opportunities Fund’s and International Core Equity Fund’s shares are identical. For more detailed information about the purchase, exchange, and redemption procedures applicable to the Funds’ shares, please see the section entitled “Your Account” in the Ivy Funds Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute substantially all of their net investment income, if any, to shareholders as dividends annually in December.

Each Fund also will distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Funds, please see the section entitled “Your Account – Distributions and Taxes” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

THE PROPOSAL – Approval of the Reorganization of the

European Opportunities Fund into the International Core Equity Fund

General

Shareholders who are concerned about the Reorganization of the European Opportunities Fund into the International Core Equity Fund may redeem or exchange their European Opportunities Fund shares at any time prior to the consummation of the Reorganization. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of the International Core Equity Fund that they receive in the Reorganization at the shares’ current NAV, less any applicable CDSC. For Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the European Opportunities Fund.

Terms of the Reorganization Plan

If approved by Shareholders of the European Opportunities Fund, the Reorganization is expected to occur on or around November 5, 2018. A form of the Reorganization Plan is attached as Appendix A to this Prospectus/Proxy Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–

The European Opportunities Fund will transfer all of its assets in exchange for the International Core Equity Fund’s assumption of all of the European Opportunities Fund’s liabilities and obligations and shares of the International Core Equity Fund with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities.

–

The Class A, B, C, E, I, N, R and Y shares of the International Core Equity Fund received by the European Opportunities Fund will be distributed to the European Opportunities Fund’s respective shareholders of the corresponding Class A, B, C, E, I, N, R and Y shares pro rata in accordance with their percentage ownership of such class of the European Opportunities Fund in full liquidation of the European Opportunities Fund.

–	After the Reorganization, the European Opportunities Fund will be terminated, and its affairs will be wound up in an orderly fashion.

–

The Reorganization will occur on the next business day after the time (currently scheduled to be 9:00 a.m., Central Time, on November 2, 2018, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Reorganization.

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the Board if it determines that the Reorganization would be inadvisable for either Fund. Authorized officers of the Trust also may amend the Reorganization Plan at any time in any manner. The Trust’s officers also may change the Closing Date.

Shares You Will Receive in Connection with the Reorganization

If the Reorganization occurs, the shares of the International Core Equity Fund you receive will have an aggregate NAV equal to the aggregate NAV of your European Opportunities Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the International Core Equity Fund. The rights of shareholders of each Fund are identical since each Fund is a series of the Trust. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed.

Reasons for the Reorganization

IICO considered various factors before presenting the proposed Reorganization to the Board, which included: (i) the European Opportunities Fund has limited growth opportunities and was somewhat redundant with other products in the Ivy Fund complex; (ii) the merger would create a larger fund, which might be able to more easily reach various breakpoints in management fee schedules, spread fixed costs over a larger asset base, and allow for more efficiencies in servicing the combined International Core Equity Fund; and (iii) former shareholders of the European Opportunities Fund would be subject to the lower ongoing expenses.

At a meeting held on June 26, 2018, the Board, including all of the Independent Trustees, reviewed information about the proposed Reorganization and unanimously approved the Reorganization Plan and the resulting Reorganization. The Board further determined that the Reorganization Plan, and the resulting Reorganization, would be in the best interests of existing shareholders of each Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The Board recommends that you vote in favor of the Reorganization by approving the Reorganization Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

In proposing the Reorganization, IICO presented to the Board, at the June 26, 2018 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–

Similar Investment Objectives, Principal Investment Strategies and Principal Investment Risks. The Funds have similar investment objectives, principal investment strategies and principal investment risks. The many similarities of the Funds will allow European Opportunities Fund shareholders to maintain relative continuity in their investment selection;

–

Potential Economies of Scale. The Reorganization is intended to create a larger fund, and this will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time;

–

Tax-Free Reorganization. The Reorganization will enable the European Opportunities Fund’s shareholders to exchange their investment for an investment in the International Core Equity Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a European Opportunities Fund shareholder were to redeem his or her shares to invest in another fund, such as the International Core Equity Fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax-exempt). Similarly, if the European Opportunities Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the European Opportunities Fund’s shareholders (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their International Core Equity Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their European Opportunities Fund shares)

at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss;

–

Reorganization Expense Allocation. The total amount of the expenses for the Reorganization is estimated to be approximately $158,302. The expenses will be borne solely by the European Opportunities Fund and no expenses will be borne by the International Core Equity Fund as a result of the Reorganization;

–

Same or Lower Overall Expenses – By reorganizing into the International Core Equity Fund, former European Opportunities Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the European Opportunities Fund. If a current annual fund operating expenses of a share class of the International Core Equity Fund is higher than its corresponding share class of the European Opportunities Fund, IICO, IDI and/or WISC have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the International Core Equity Fund to be equal to any lower expense ratio of the corresponding class of the European Opportunities Fund through July 31, 2020; and

–	No Shareholder Dilution – The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of a Fund’s shareholders.

Other considerations of the Board include:

–	the fact that shareholders of the European Opportunities Fund will not pay any sales charge in connection with the Reorganization;

–

the investment management fees paid by the European Opportunities Fund and International Core Equity Fund and the historical and expected expense ratios of the European Opportunities Fund as compared to the International Core Equity Fund;

–	the historical investment performance records of the European Opportunities Fund and the International Core Equity Fund, relative to each other;

–	the portfolio composition of the European Opportunities Fund as compared to the International Core Equity Fund;

–	the terms and conditions of the Reorganization Plan;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of IICO, including their opinion that in light of the foregoing, the Reorganization would be in the best interests of each Fund’s shareholders.

The Board also considered the fact that the International Core Equity Fund’s ability to use pre-Reorganization losses of the European Opportunities Fund to offset post-Reorganization gains of the combined Fund was expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in the European Opportunities Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances the European Opportunities Fund’s shareholders could receive taxable distributions as shareholders of the International Core Equity Fund earlier than they would have if the Reorganization had not occurred. The Board also considered the federal income tax consequences of the Reorganization on the Funds and their shareholders, including any capital loss limitations, the impact of realized, but undistributed taxable income and gains in the combined Fund, and any unrealized appreciation in portfolio investments of a Fund. For additional information, see “Federal Income Tax Consequences of the Reorganization.” In addition, the Board further considered that if the International Core Equity Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the European Opportunities Fund, shareholders of the European Opportunities Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. In considering the approval of the Reorganization Plan, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Reorganization Plan was in the best interest of each Fund and that the interest of existing shareholders of each Fund would not be diluted as a result of the Reorganization.

In considering the approval of the Reorganization Plan, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Reorganization Plan was in the best interest of each Fund and that the interest of existing shareholders of each Fund would not be diluted as a result of the Reorganization.

Repositioning of the European Opportunities Fund’s Portfolio Assets

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the European Opportunities Fund’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is not anticipated that the sale of a de minimis portion of the portfolio assets prior to the closing of the Reorganization should result in any material amounts of capital gains to be distributed to shareholders. [However, due to differences between the investment strategies and policies of the European Opportunities Fund and the International Core Equity Fund, IICO currently estimates that approximately [ ]% of the European Opportunities Fund’s portfolio assets will be sold by the post-Reorganization International Core Equity Fund after the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover.] It is estimated that a post-Reorganization portfolio repositioning could take approximately two weeks. As discussed in the section below titled “Federal Income Tax Consequences of the Reorganization – General Limitations on Capital Losses,” the ability of the combined International Core Equity Fund to fully use either Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales will be limited, which may result in shareholders of the combined International Core Equity Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. The ability of the post-Reorganization International Core Equity Fund to fully use the European Opportunities Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited, which may result in shareholders of the combined International Core Equity Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio. IICO believes that these portfolio transaction costs will be less than [0.06]% ([6] basis points) of annual fund operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition to consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to the Trust, will deliver an opinion (the “Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations of the Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan, for federal income tax purposes:

–

The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”)), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

–	Neither Fund will recognize any gain or loss as a result of the Reorganization;

–	The European Opportunities Fund’s shareholders will not recognize any gain or loss on the exchange of their shares for International Core Equity Fund shares;

–

The holding period for and tax basis in the International Core Equity Fund shares that the European Opportunities Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the European Opportunities Fund shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

–

The International Core Equity Fund’s tax basis in each asset the European Opportunities Fund transfers to it will be the same as the European Opportunities Fund’s tax basis therein immediately before the Reorganization, and the International Core Equity Fund’s holding period for each such asset will include the European Opportunities Fund’s holding period therefore (except where the International Core Equity Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the European Opportunities Fund,

the International Core Equity Fund or any Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Fund has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the European Opportunities Fund would recognize gain or loss on the transfer of its assets to the International Core Equity Fund, and each shareholder of the European Opportunities Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its European Opportunities Fund shares and the fair market value of the shares of the International Core Equity Fund it received.

Prior to the closing of the Reorganization, the European Opportunities Fund will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the International Core Equity Fund will succeed to the tax attributes of the European Opportunities Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the European Opportunities Fund to offset its future realized capital gains, if any, for federal income tax purposes, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the European Opportunities Fund that may be used by the International Core Equity Fund (including to offset any “built-in gains” of the European Opportunities Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the International Core Equity Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.

The aggregate capital loss carryovers of the European Opportunities Fund and the approximate annual limitation on the use by the corresponding International Core Equity Fund, post-closing, of the smaller Fund’s capital loss carryovers following the Reorganizations are below. The annual limitation is based on the long-term tax-exempt rate for ownership changes as of June 2018 of 2.31%.

	International Core Equity Fund (Acquiring Fund)	European Opportunities Fund (Target Fund)
	As of 3/31/2018 (in thousands)	As of 3/31/2018 (in thousands)
Aggregate capital loss carryovers (no expiration)	$0	$10,476
Unrealized appreciation (depreciation) on a tax basis	$741,149	$43,028
Net asset value	$7,269,238	$250,272
Annual limitation	N/A	$5,781

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of International Core Equity Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

Appreciation in Value of Investments. Shareholders of the European Opportunities Fund will receive a proportionate share of any taxable income and gains realized by the combined International Core Equity Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined International Core Equity Fund. As a result, shareholders of the

European Opportunities Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the International Core Equity Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the European Opportunities Fund, shareholders of the European Opportunities Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

The foregoing description of the federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Capitalization

The following table shows on an unaudited basis the capitalization of the European Opportunities Fund and the International Core Equity Fund as of March 31, 2018, and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of the European Opportunities Fund by the International Core Equity Fund at NAV as of that date.

	European Opportunities Fund	International Core Equity Fund+	Pro Forma Adjustments		International Core Equity Fund Pro Forma Combined[1,2]
Class A Shares[2]
Net asset value	$78,694,677	$676,001,781		$(14,721)[3]	$754,681,737
Shares outstanding	2,409,580	33,837,116		1,525,162	37,771,859
Net asset value per share	$32.66	$19.98	$		$19.98
Class B Shares[2]
Net asset value	$565,509	$6,935,886		$(151)[3]	$7,501,244
Shares outstanding	18,872	391,449		13,000	423,321
Net asset value per share	$29.97	$17.72	$		$17.72
Class C Shares[2]
Net asset value	$3,668,206	$239,948,599		$(5,225)[3]	$243,611,580
Shares outstanding	119,190	13,502,105		87,854	13,709,149
Net asset value per share	$30.78	$17.77	$		$17.77
Class E Shares[2]
Net asset value	$114,590	$8,453,027		$(184)[3]	$8,567,433
Shares outstanding	3,483	420,244		2,302	426,028
Net asset value per share	$32.90	$20.11	$		$20.11

	European Opportunities Fund	International Core Equity Fund+	Pro Forma Adjustments		International Core Equity Fund Pro Forma Combined[1,2]
Class I Shares[2]
Net asset value	$66,679,757	$4,135,661,473		$(90,063)[3]	$4,202,251,167
Shares outstanding	2,023,349	205,738,530		1,305,343	209,067,222
Net asset value per share	$32.96	$20.10	$		$20.10
Class N Shares[2]
Net asset value	$99,254,781	$1,598,617,005		$(34,813)[3]	$1,697,836,974
Shares outstanding	2,997,534	79,281,512		1,923,162	84,202,209
Net asset value per share	$33.11	$20.16	$		$20.16
Class R Shares[2]
Net asset value	$619,668	$116,734,887		$(2,542)[3]	$117,352,013
Shares outstanding	19,001	5,846,858		11,909	5,877,768
Net asset value per share	$32.61	$19.97	$		$19.97
Class Y Shares[2]
Net asset value	$675,036	$486,621,510		$(10,597)[3]	$487,285,949
Shares outstanding	20,516	24,191,749		6,695	24,218,961
Net asset value per share	$32.90	$20.12	$		$20.12

+	Ivy International Core Equity Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the acquisition was consummated on March 31, 2018, and is for information purposes only. No assurance can be given as to how many shares of Ivy International Core Equity Fund will be received by shareholders of Ivy European Opportunities Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy International Core Equity Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, and Class Y shares of Ivy European Opportunities Fund will be exchanged for new Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares respectively, of Ivy International Core Equity Fund.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $158,302, to be borne by the European Opportunities Fund.

VOTING INFORMATION

THE IVY FUNDS BOARD UNANIMOUSLY RECOMMENDS

APPROVAL OF THE REORGANIZATION

Proxy Solicitation

The Board is soliciting proxies from the shareholders of the European Opportunities Fund in order to seek approval of the Reorganization Plan at the Meeting which has been called to be held on November 1, 2018, at 2:00 p.m., Central Time, at 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about August 21, 2018.

Required Vote for the Proposal

Approval of the Reorganization Plan by and between the Trust on behalf of the European Opportunities Fund and the International Core Equity Fund, will require the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the European Opportunities Fund or (ii) 67% of more of the outstanding shares of the European Opportunities Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the European Opportunities Fund are present or represented by proxy. Donnelley Financial Solutions / Mediant Communications (“Mediant” or the “Solicitor”) has been retained by the Trust to collect and tabulate shareholder votes. A vote of the shareholders of the International Core Equity Fund is not needed to approve the Reorganization.

One-third (33.3%) of the European Opportunities Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the European Opportunities Fund’s By-laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization Plan. However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the European Opportunities Fund, there are unlikely to be any “broker non-votes” at the Meeting.

Adjournments

In the event that a quorum is not present at the Meeting, if the European Opportunities Fund has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the European Opportunities Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Voting Process

A proxy card is in essence a ballot. When you vote your proxy, it tells the European Opportunities Fund how you want to vote on the Reorganization. You can vote in any one of the following ways:

(a)	By mail, by filling out and returning the enclosed proxy card;

(b)	By phone or Internet (see enclosed proxy card for instructions); or

(c)	In person at the Meeting.

Shareholders who owned shares on the Record Date are entitled to vote at the Meeting. For each dollar of the NAV of each share of the European Opportunities Fund that you hold, you are entitled to one vote, and for each fraction of a dollar of a share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of the Trust, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of its service contractors. The total expenses of the Reorganization, for legal and accounting expenses, outside solicitation firm costs, printing, postage, proxy out-of-pocket costs and proxy solicitation, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately $158,302 which will be borne solely by the European Opportunities Fund.

In addition, Mediant has been engaged to assist in the solicitation of proxies, primarily by contacting shareholders by telephone to remind them to vote and to assist them if they choose to vote their proxy over the telephone. The cost of this solicitation is estimated to be approximately $18,000, plus any out of pocket expenses, such costs will be borne solely by European Opportunities Fund.

As the date of the Meeting approaches, however, certain European Opportunities Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the European Opportunities Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the Proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram, confirming his or her vote and requesting that the shareholder call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Shares Outstanding and Entitled to Vote

Only the shareholders of record of the European Opportunities Fund as of the Record Date will be entitled to vote at the Meeting. On the Record Date, the number of shares outstanding of the European Opportunities Fund was as follows:

Class	Number of Shares Outstanding and Entitled to Vote
Class A
Class B
Class C
Class E
Class I
Class N
Class R
Class Y
Total

Dissenter Rights

Shareholders who object to the Reorganization of the European Opportunities Fund into the International Core Equity Fund will not be entitled under Delaware law or the Trust’s Agreement and Declaration of Trust or Bylaws to demand payment for, or an appraisal of, their shares.

However, shareholders may redeem or exchange your European Opportunities Fund shares at any time prior to the consummation of the Reorganization. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of the International Core Equity Fund which they receive in the transaction at their current NAV, less any applicable CDSC. After the Reorganization, the shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds without the payment of an additional sales charge or CDSC.

Shareholder Communications

Shareholder communications to the Board must be in writing and addressed to the Board and to the attention of Jennifer K. Dulski, Secretary of the Trust, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific Trustee is the intended recipient of such communication, the name of that Trustee must be noted therein. The Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for Board consideration, such communication shall be forwarded to the Board or members thereof, as appropriate. Each Fund will retain shareholder communications addressed to the Board in accordance with its record retention policy.

Shareholder Proposals at Future Meetings

Neither the European Opportunities Fund nor the International Core Equity Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the European Opportunities Fund or International Core Equity Fund must be received by the Trust, on behalf of the relevant Fund, in writing a reasonable time before the European Opportunities

Fund or International Core Equity Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Trust, on behalf of the relevant Fund, Attention: Secretary, at 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Ownership of Shares

As of [                ], 2018, the Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. The tables below show, as of [    ], 2018, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of the European Opportunities Fund and International Core Equity Fund:

Ivy European Opportunities Fund (Target Fund)

Name and Address of Shareholder	Class	Amount of Shares Owned	Percentage of Class Owned

Ivy International Core Equity Fund (Acquiring Fund)

Name and Address of Shareholder	Class	Amount of Shares Owned	Percentage of Class Owned

The portion of the International Core Equity Fund owned by the shareholders named above, upon consummation of the Reorganization based on the holdings shown above, is expected to decline.

Additional Information

For additional information about the Funds, see the Ivy Funds Prospectus and Ivy Funds SAI, copies of which may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Prospectus/Proxy Statement. Information about the Funds (including the most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-551-8090.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this          day of                 , 2018 by the Ivy Funds and Ivy Variable Insurance Portfolios (each a “Trust” and collectively, the “Trusts”), each a statutory trust created under the laws of the State of Delaware, with their principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of their respective series identified on Schedule A and the Ivy Investment Management Company, the investment manager to the Acquired Funds and Acquiring Funds (“IICO”), joins this Agreement solely for the purposes of Section 9.

WHEREAS, the Trusts desire to enter into and perform the reorganizations described herein (each, a “Reorganization,” and collectively, the “Reorganizations”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) (x) with respect to Ivy Funds, each Acquired Fund shall transfer all of its respective Assets (as defined below) to the corresponding Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A and (y) with respect to Ivy Variable Insurance Portfolios, the Acquired Fund shall transfer all its respective Assets to the Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A; (2) the assumption by the respective Trust on behalf of each Acquiring Fund of all of the Liabilities (as defined below) of the corresponding Acquired Fund; (3) the distribution of each Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (4) the dissolution of the Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Funds

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), the Trusts, on behalf of each Acquired Fund, will transfer and deliver to the Trust, on behalf of each corresponding Acquiring Fund, all property, goodwill, and assets of every description and all interests, rights, privileges and powers of such Acquired Fund that are shown as an asset on the books and records of the Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Trusts agree that on the Closing Date: (i) each Trust on behalf of its respective Acquiring Funds shall assume and pay when due all obligations and liabilities of the Acquired Funds, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganizations contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by the Acquiring Funds) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Funds; and (ii) the Trusts, on behalf of each respective Acquiring Fund shall deliver the number of full and fractional (calculated to the third decimal place) shares of beneficial interest, without par value, of the respective Acquiring Fund (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Trusts will establish an open account of each Acquiring Fund for each shareholder of the Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of an Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled by the Trusts. The Trusts shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of an Acquiring Fund, each Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of the Acquired Fund at the Closing Date, the Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, the Trusts shall dissolve each Acquired Fund pursuant to the provisions of the Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, that Acquired Fund shall not conduct any business except in connection with its liquidation.

(d) The Trusts, on behalf of each respective Acquiring Fund and Acquired Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Trusts on behalf of each respective Acquiring Fund and respective Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of shares of an Acquiring Fund issued to the corresponding Acquired Fund will be determined as follows: the value of the Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to each respective share class of an Acquired Fund shall be divided by the net asset value (“NAV”) of share of the corresponding class, respectively, of the Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to each Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in the Trusts’ currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Acquiring Fund’s currently effective prospectus.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Funds and the Acquiring Funds, shall be Close of Business on                 , 2018, or such

earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Funds and the Acquiring Funds, shall occur on                 , 2018 or such other date as the officers of the Trusts (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Trusts, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, or at such other place as the officers determine. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Trusts, accurate appraisal of the value of the net Assets of an Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of that Acquired Fund is practicable in the judgment of the officers of the Trusts.

(d) On the Closing Date, the portfolio securities of the Acquired Funds and all of the Acquired Funds’ cash shall be delivered by the Acquired Funds to the accounts of the corresponding Acquiring Funds, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks.

4.	Representations and Warranties by the Trusts on behalf of the Acquired Funds

The Trusts, on behalf of the Acquired Funds, represent and warrant that:

(a) The Trusts are statutory trusts created under the laws of the State of Delaware on November 13, 2008 and                 , 2008 and are validly existing and in good standing under the laws of that State. The Trusts, of which the Acquired Funds are separate series of shares of beneficial interest, are duly registered under the 1940 Act, as open-end, management investment companies. Such registrations are in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquired Fund. Each outstanding share of an Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquired Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and are not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Trusts, on behalf of each respective Acquired Fund, have no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by them in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) The Acquired Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as investment companies and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) The Trusts have elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquired Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquired Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(h) On the Closing Date, all material Returns (as defined below) of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of the Trusts and the Acquired Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquired Funds.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of each Acquired Fund for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of each Acquired Fund, and the results of its operations, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of an Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(d), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquired Fund, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquiring Fund for use therein.

(l) Each Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part.

(m) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) No Acquired Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any Acquired Fund. No Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither the Trusts nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither the Trusts nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, the Trusts will, on behalf of each respective Acquired Fund, (i) have good and marketable title to all of the Assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to the corresponding Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Trusts on Behalf of the Acquiring Funds

The Trusts, on behalf of the Acquiring Funds, represent and warrant that:

(a) The Trusts, of which each Acquiring Fund is a separate series of shares of beneficial interest, are duly registered under the 1940 Act as an open-end, management investment company. Such registrations are in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of the Acquiring Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each respective Acquiring Fund. Each outstanding share of an Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of the Acquiring Funds to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquiring Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Acquiring Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Trusts, with respect to each Acquiring Fund, have elected, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause an Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquiring Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquiring Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(g) On the Closing Date, all material Returns of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Trusts and the Acquiring Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquiring Funds.

(i) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of an Acquiring Fund shall not constitute a material adverse change.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

(k) Each Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which an Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part.

(l) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) No Acquiring Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against any Acquiring Fund. No Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Trusts nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Trusts nor any Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of an Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

6.	Covenants of the Trusts on Behalf of the Acquired Funds

(a) The Trusts covenant to operate the business of the Acquired Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts undertake that the Trusts and the Acquired Funds will not acquire the Acquiring Fund Shares of an Acquiring Fund for the purpose of making distributions thereof other than to an Acquired Fund’s shareholders.

(c) The Trusts covenant that by the time of the Closing Date, all of each respective Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts undertake that, if the Reorganizations are consummated, each Acquired Fund will liquidate and dissolve.

(e) The Boards of Trustees of the Trusts shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of an Acquired Fund, the combined proxy statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder.

(f) The Trusts, on behalf of each Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(g) Subject to the provisions of this Agreement, the Trusts shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Trusts on Behalf of the Acquiring Funds

(a) The Trusts covenant to operate the business of the Acquiring Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts covenant that the Acquiring Fund Shares of the Acquiring Funds to be issued and delivered to the Acquired Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of an Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Trusts covenant that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts will file with the Commission Registration Statements under the 1933 Act, relating to the Acquiring Fund Shares of the Acquiring Funds issuable hereunder, will use its best efforts to provide that such Registration Statements becomes effective as promptly as practicable and will mail to each shareholder of record of each Acquired Fund entitled to receive the combined proxy statement/prospectus included in the Registration Statements.

(e) Subject to the provisions of the Agreement, the Trusts shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by the Trust

The obligations of the Trusts to effectuate this Agreement and the Reorganizations hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the Trusts contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the Trusts shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statements will have become effective and Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) The Trusts, on behalf of each Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Funds and/or Acquiring Funds.

(e) That prior to or at the Closing Date, the Trusts on behalf of the Acquired Funds and the Acquiring Funds, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisitions contemplated hereby are carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Trusts in a certificate delivered to Stradley, as to the Acquiring Funds and Acquired Funds:

(i) The acquisition by an Acquiring Fund of all of the assets of a corresponding Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to Section 1 hereof and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by that Acquiring Fund of the Liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by an Acquired Fund upon the distribution of Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of an Acquired Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the corresponding Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of an Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Trusts’ Registration Statements with respect to the Acquiring Fund Shares of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statements or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of each Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trusts with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be borne as follows: The Acquired Fund     % and the Acquiring Fund                 %. Neither an Acquired Fund nor an Acquiring Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and a Reorganization may be abandoned at any time prior to the Closing Date as follows:

(1) by a Trust with respect to one of its series; or

(2) by a Trust with respect to one of its series if any condition precedent to its obligations set forth in Section 8 has not been fulfilled.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of                , 2018 this Agreement shall automatically terminate on such later date, unless a later date is agreed to by the officers of the Trusts.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of a Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by a Trust. Such waiver shall be in writing and authorized by an officer of that Trust. The failure of that Trust to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and no Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of a Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of a Trust

(a) Each Trust acknowledges and agrees that all obligations of that Trust under this Agreement are binding only with respect to its Acquiring Fund series; that any liability of that Trust under this Agreement with respect to its Acquiring Fund series and the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds and the Acquired Funds, shall be discharged only out of the assets of that Acquiring Fund and that Acquired Fund; that no other series of that Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor its Acquired Fund and Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

12.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

13.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

Attn: Secretary

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

15.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

17.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Ivy Funds, on behalf of each Acquired Fund

By:

Name:

Title:

Ivy Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Micro Cap Growth

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Small Cap Growth

By:

Name:

Title:

Solely for the purposes of Section 9 Ivy Investment Management Company

By:	/s/ Philip J. Sanders

Name:	Philip J. Sanders

Title:	CEO

APPENDIX A

Ivy Funds

Acquiring Fund	Acquired Fund

Ivy LaSalle Global Real Estate Fund	Ivy LaSalle Global Risk Managed Fund

Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y

Ivy International Core Equity Fund	Ivy European Opportunities Fund

Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y

Ivy Asset Strategy Fund	Ivy Global Income Allocation Fund

Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y

Ivy Large Cap Growth Fund	Ivy Tax Managed Equity Fund

Class A, Class B, Class C, Class I, Class N and Class Y	Class A, Class B, Class C, Class I, Class N and Class Y

Ivy Small Cap Growth Fund	Ivy Micro Cap Growth Fund

Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares

Ivy Variable Insurance Portfolios

Acquiring Fund	Acquired Fund
Ivy VIP Small Cap Growth	Ivy VIP Micro Cap Growth

Class I and Class II	Class I and Class II

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated June 27, 2018

This Statement of Additional Information (the “SAI”) relates to the reorganization of the Ivy European Opportunities Fund (the “European Opportunities Fund”), into the Ivy International Core Equity Fund (the “International Core Equity Fund” and, together with the European Opportunities Fund, the “Funds”), each a series of Ivy Funds (the “Trust”). The Funds are managed by Ivy Investment Management Company (“IICO”).

The European Opportunities Fund will transfer all of its assets and liabilities attributable to Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares to the International Core Equity Fund in exchange for Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the International Core Equity Fund with an aggregate net asset value equal to the net value of the assets and liabilities transferred by the European Opportunities Fund (the “Reorganization”).

This SAI contains information which may be of interest to shareholders but which is not included in the combined Prospectus and Proxy Statement dated June 27, 2018 (the “Prospectus/Proxy Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Table of Contents

I. Additional Information about the European Opportunities Fund and the International Core Equity Fund	2

II. Financial Statements	2

III. Pro Forma Financial Statements	2

I. Additional Information about the European Opportunities Fund and the International Core Equity Fund

Further information about Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares of the European Opportunities Fund and Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares of the International Core Equity Fund is contained in, and incorporated herein by reference to, the SAI of the Ivy Funds dated July 5, 2017, as supplemented to date (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228574/261970/299238/350562/353724 and 0001193125-18-009997/ 057093/115314/ 116667/142369/156167).

II. Financial Statements

Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report of the Trust for the fiscal year ended March 31, 2018  are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

III.  Pro Forma Financial Statements

IVY EUROPEAN OPPORTUNITIES FUND

IVY INTERNATIONAL CORE EQUITY FUND

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the European Opportunities Fund and the International Core Equity Fund at March 31, 2018 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the European Opportunities Fund and the International Core Equity Fund for the twelve months ended March 31, 2018 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma financial information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Proxy Statement.

The Pro Forma financial information has been estimated in good faith based upon information regarding the European Opportunities Fund and the International Core Equity Fund for the twelve month period ended March 31, 2018. The Pro Forma financial information should be read in conjunction with the historical financial statements and notes thereto of the European Opportunities Fund and the International Core Equity Fund, which are available in the Trust’s annual and semi–annual shareholder reports.

2

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2018

(in thousands, except per share amounts)	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$252,361	$7,192,215	$—		$7,444,576

Investments at Value	252,361	7,192,215	—		7,444,576

Cash	1	27	—		28
Cash denominated in foreign currencies at value+	—	41,609			41,609
Restricted cash	280	74			354
Investment securities sold receivable	0	23,899	—		23,899
Dividends and interest receivable	978	35,710	—		36,688
Capital shares sold receivable	164	19,995	—		20,159
Receivable from affiliates	—	8	—		8
Unrealized appreciation on forward foreign currency contracts	10	—			10
Prepaid and other assets	53	136	—		189

Total assets	253,847	7,313,673	—		7,567,520

LIABILITIES
Investment securities purchased payable	3,192	31,107	—		34,299
Capital shares redeemed payable	226	11,351	—		11,577
Independent Trustees and Chief Compliance Officer fees payable	67	165	—		232
Distribution and service fees payable	2	49	—		51
Shareholder servicing payable	49	982	—		1,031
Investment management fee payable	19	447	—		466
Accounting services fee payable	8	23	—		31
Other liabilities	12	311	158	(a)	481

Total liabilities	3,575	44,435	158		48,168

Total Net Assets	$250,272	$7,269,238	$(158)		$7,519,352

NET ASSETS
Capital paid in (shares authorized—unlimited)	$217,202	$6,365,621	$—		$6,582,823
Undistributed (distributions in excess of) net investment income	517	24,830	(158)		25,189
Accumulated net realized loss	(10,959)	107,026	—		96,067
Net unrealized appreciation (depreciation)	43,512	771,761	—		815,273

Total Net Assets	$250,272	$7,269,238	$(158)		$7,519,352

Class A
Net Assets	$78,695	$676,002	$(15	) (a)	$754,682
Outstanding Shares	2,410	33,837	1,525	(b)	37,772
Net asset value per share	$32.66	$19.98			$19.98
Add: selling commission (5.75% of offering price)	1.99	1.22			1.22

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$34.65	$21.20			$21.20

Class B
Net Assets	$565	$6,936	$—	(a)*	$7,501
Outstanding Shares	19	391	13	(b)	423
Net asset value per share	$29.97	$17.72			$17.72

3

(in thousands, except per share amounts)	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Pro forma Adjustments		Combining Pro Forma

Class C
Net Assets	$3,668	$239,948	$(5	) (a)	$243,611
Outstanding Shares	119	13,502	88	(b)	13,709
Net asset value per share	$30.78	$17.77			$17.77

Class E
Net Assets	$114	$8,543	$—	(a)*	$8,567
Outstanding Shares	3	420	3	(b)	426
Net asset value per share	$32.90	$20.11			$20.11
Add: selling commission (2.50% of offering price)	0.84	0.52			0.52

Maximum offering price per Class E share (Class E NAV divided by 97.50%)	$33.74	$20.63			$20.63

Class I
Net Assets	$66,680	$4,135,661	$(89	) (a)	$4,202,252
Outstanding Shares	2,023	205,739	1,305	(b)	209,067
Net asset value per share	$32.96	$20.10			$20.10

Class N
Net Assets	$99,255	$1,598,617	$(35	) (a)	$1,697,837
Outstanding Shares	2,998	79,282	1,938	(b)	84,218
Net asset value per share	$33.11	$20.16			$20.16

Class R
Net Assets	$620	$116,735	$(3	) (a)	$117,352
Outstanding Shares	19	5,847	10	(b)	5,876
Net asset value per share	$32.61	$19.97			$19.97

Class Y
Net Assets	$675	$486,622	$(11	) (a)	$487,286
Outstanding Shares	21	24,192	6	(b)	24,219
Net asset value per share	$32.90	$20.12			$20.12

+Cost
Investments in unaffiliated securities at cost	$208,860	$6,421,054	$—		$6,629,914
Cash denominated in foreign currencies at cost		41,440	—		41,440

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs are borne 100% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

4

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2018

(in thousands)	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$6,561	$176,915	$—		$183,476
Foreign dividend withholding tax	(558)	(15,517)	—		(16,075)
Interest and amortization from unaffiliated securities	43	1,713	—		1,756
Foreign interest withholding tax	—	(1)	—		(1)

Total investment income	6,046	163,110	—		169,156

EXPENSES
Investment management fee	2,096	49,586	(382	) (a)	51,300
Distribution and service fees:
Class A	195	1,627	—		1,822
Class B	6	84	—		90
Class C	68	2,409	—		2,477
Class E	— *	18	—		18
Class R	3	506	—		509
Class Y	3	1,246	—		1,249
Shareholder servicing:
Class A	278	1,422	(42	) (b)	1,658
Class B	4	27	—	*(b)	31
Class C	18	352	—	*(b)	370
Class E	— *	35	—		35
Class I	124	6,038	(10	) (b)	6,152
Class N	7	132	—	*(b)	139
Class R	1	255	—	*(b)	256
Class Y	2	758	—	*(b)	760
Registration fees	103	243	(86	) (b)	260
Custodian fees	36	690	—		726
Independent Trustees and Chief Compliance Officer fees	18	291	—		309
Accounting services fees	92	277	(91	) (c)	278
Professional fees	24	90	(17	) (d)	97
Other	39	345	(22	) (e)	362

Total expenses	3,117	66,431	(650)		68,898

Less:
Expenses in excess of limit	—	(16)	(76	) (f)	(92)

Total Net Expenses	3,117	66,415	(726)		68,806

Net investment income	2,929	96,695	726		100,350

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	13,016	268,240	—		218,256
Forward foreign currency contracts	(1,662)	1,356	—		(306)
Foreign currency exchange transactions	470	5,975	—		6,445
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	16,695	336,243	—		352,938
Forward foreign currency contracts	(113)	1,794	—		1,681
Foreign currency exchange transactions	16	621	—		637

Net Realized and Unrealized Loss	28,422	614,229	—		642,651

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,351	$710,924	$726		$743,001

*	Not shown due to rounding
(a)	Based on management fee of 0.75% of net assets.
(b)	Shareholder servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

5

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2018

(Unaudited)

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Australia
			Energy – 1.1%
—	14,262	14,262	Oil Search Ltd.	$—	$79,222	$79,222

			Financials – 1.3%
—	4,477	4,477	Westpac Banking Corp.	—	99,168	99,168

			Materials – 1.1%
—	2,178	2,178	BHP Billiton plc	—	43,046	43,046
—	779	779	BHP Billiton plc ADR	—	30,948	30,948
—	706	706	Newcrest Mining Ltd.	—	10,644	10,644

				—	84,638	84,638

			Total Australia – 3.5%	$—	$263,028	$263,028

			Brazil
			Information Technology – 0.9%
—	195	195	MercadoLibre, Inc.	—	69,657	69,657

			Telecommunication Services – 1.2%
—	2,881	2,881	Telefonica Brasil S.A.	—	44,227	44,227
—	2,813	2,813	Vivo Participacoes S.A. ADR	—	43,213	43,213

				—	87,440	87,440

			Total Brazil – 2.1%	$—	$157,097	$157,097

			Canada
			Consumer Discretionary – 1.8%
—	2,394	2,394	Magna International, Inc.	—	134,830	134,830

			Energy – 2.6%
—	6,521	6,521	Seven Generations Energy Ltd., Class A(A)	—	80,986	80,986
—	3,202	3,202	Suncor Energy, Inc.	—	110,556	110,556

				—	191,542	191,542

			Total Canada – 4.4%	$—	$326,372	$326,372

			China
			Consumer Discretionary – 1.6%
—	18,894	18,894	Huayu Automotive Systems Co. Ltd., A Shares	—	71,746	71,746
—	1,124	1,124	JD.com, Inc. ADR(A)	—	45,530	45,530

				—	117,276	117,276

			Consumer Staples – 1.2%
—	8,598	8,598	Wuliangye Yibin Co. Ltd., A Shares.	—	93,140	93,140

			Financials – 1.3%
—	92,900	92,900	China Construction Bank Corp.	—	97,035	97,035

			Information Technology – 1.5%
—	613	613	Alibaba Group Holding Ltd. ADR(A).	—	112,437	112,437

			Telecommunication Services – 1.0%
—	61,284	61,284	China Unicom Ltd.	—	78,401	78,401

			Total China – 6.6%	$—	498,289	498,289

6

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Denmark
			Industrials – 1.0%
—	50	50	A.P. Moller - Maersk A/S(A)	$—	$77,717	$77,717

			Total Denmark – 1.0%	$—	$77,717	$77,717

			France
			Consumer Discretionary – 0.6%
16	—	16	Compagnie Generale des Etablissements Michelin, Class B	2,397	—	2,397
12	98	110	LVMH Moet Hennessy - Louis Vuitton	3,736	30,047	33,783
45	—	45	Renault S.A.	5,510	—	5,510
59	—	59	Valeo S.A.	3,905	—	3,905

				15,548	30,047	45,595

			Consumer Staples – 1.9%
46	1,707	1,753	Danone S.A.	3,738	138,372	142,110

			Energy – 3.4%
128	4,283	4,411	Total S.A.	7,313	245,473	252,786

			Financials – 2.7%
—	3,712	3,712	Axa S.A.	—	98,671	98,671
50	—	50	BNP Paribas S.A.	3,676	—	3,676
—	1,888	1,888	Societe Generale S.A.	—	102,544	102,544

				3,676	201,215	204,891

			Industrials – 5.0%
43	1,132	1,175	Airbus SE.	4,978	130,994	135,972
71	—	71	Compagnie de Saint-Gobain	3,737	—	3,737
28	—	28	Eiffage S.A.	3,190	—	3,190
52	1,176	1,228	Schneider Electric S.A.	4,579	103,534	108,113
48	—	48	Thales	5,794	—	5,794
49	1,157	1,206	Vinci	4,864	113,959	118,823

				27,142	348,487	375,629

			Information Technology – 0.1%
30	—	30	Cap Gemini S.A.	3,718	—	3,718
75	—	75	Ubisoft Entertainment S.A.(A)	6,385	—	6,385

				10,103	—	10,103

			Telecommunication Services – 2.2%
285	9,446	9,731	Orange S.A.	4,843	160,558	165,401

			Total France – 15.9%	$72,363	$1,124,152	$1,196,515

			Germany
			Consumer Discretionary – 0.1%
17	—	17	adidas AG	4,185	—	4,185

			Financials – 1.6%
—	863	863	Deutsche Boerse AG	—	117,977	117,977

			Health Care – 4.4%
—	1,253	1,253	Bayer AG	—	141,309	141,309
—	1,060	1,060	Fresenius Medical Care AG & Co. KGaA	—	108,292	108,292
50	999	1,049	Fresenius SE & Co. KGaA	3,831	76,388	80,219

				3,831	325,989	329,820

7

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Industrials – 0.1%
80	—	80	Deutsche Post AG.	$3,508	$—	$3,508
41	—	41	KION Holding 1 GmbH	3,865	—	3,865

				7,373	—	7,373

			Information Technology – 1.5%
134	—	134	Infineon Technologies AG	3,599	—	3,599
31	1,048	1,079	SAP AG	3,296	110,058	113,354

				6,895	110,058	116,953

			Total Germany – 7.7%	$22,284	$554,024	$576,308

			Hong Kong
			Financials – 1.4%
—	12,496	12,496	AIA Group Ltd.	—	106,821	106,821

			Total Hong Kong – 1.4%	$—	$106,821	$106,821

			Ireland
			Consumer Staples – 0.1%
185	—	185	Glanbia plc	3,188	—	3,188

			Health Care – 0.0%
31	—	31	Medtronic plc	2,446	—	2,446

			Materials – 1.6%
94	3,486	3,580	CRH plc	3,194	117,849	121,043

			Total Ireland – 1.7%	$8,828	$117,849	$126,677

			Italy
			Financials – 0.5%
—	1,851	1,851	UniCredit S.p.A.	—	38,694	38,694

			Materials – 0.0%
130	—	130	Buzzi Unicem S.p.A.	3,033	—	3,033

			Utilities – 0.1%
969	—	969	ENEL S.p.A.	5,932	—	5,932

			Total Italy – 0.6%	$8,965	$38,694	$47,659

			Japan
			Consumer Discretionary – 3.8%
—	9,732	9,732	Isuzu Motors Ltd.	—	149,104	149,104
—	4,139	4,139	Subaru Corp.	—	136,996	136,996

				—	286,100	286,100

			Consumer Staples – 1.1%
—	2,420	2,420	Calbee, Inc.	—	82,235	82,235

			Energy – 1.3%
—	7,653	7,653	Inpex Corp.	—	94,962	94,962

			Financials – 2.4%
—	12,207	12,207	Kabushiki Kaisha Mitsubishi Tokyo Financial Group	—	81,124	81,124
—	2,251	2,251	Tokio Marine Holdings, Inc.	—	102,062	102,062

				—	183,186	183,186

			Industrials – 2.1%
—	2,381	2,381	Komatsu Ltd.	—	79,751	79,751
—	190	190	SMC Corp.	—	77,333	77,333

				—	157,084	157,084

8

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Information Technology – 1.0%
—	406	406	Tokyo Electron Ltd.	$—	$75,180	$75,180

			Telecommunication Services – 2.6%
—	2,023	2,023	Nippon Telegraph and Telephone Corp.	—	94,361	94,361
—	1,375	1,375	SoftBank Group Corp.	—	102,570	102,570

				—	196,931	196,931

			Total Japan—14.3%	$—	$1,075,678	$1,075,678

			Luxembourg
			Energy – 1.5%
—	2,888	2,888	Tenaris S.A.	—	49,918	49,918
—	1,793	1,793	Tenaris S.A. ADR..	—	62,153	62,153

				—	112,071	112,071

			Materials – 0.6%
—	1,525	1,525	ArcelorMittal	—	48,421	48,421

			Total Luxembourg—2.1%	$—	$160,492	$160,492

			Netherlands
			Consumer Staples – 2.5%
37	—	37	Heineken N.V.	3,944	—	3,944
—	7,653	7,653	Koninklijke Ahold Delhaize N.V.	—	181,345	181,345

				3,944	181,345	185,289

			Energy – 1.8%
—	640	640	Royal Dutch Petroleum Co., New York Shares	—	40,861	40,861
304	2,676	2,980	Royal Dutch Shell plc, Class A	9,606	85,234	94,840

				9,606	126,095	135,701

			Financials – 0.1%
401	—	401	ING Groep N.V., Certicaaten Van Aandelen	6,775	—	6,775

			Industrials – 0.0%
67	—	67	Koninklijke Philips Electronics N.V., Ordinary Shares	2,558	—	2,558

			Information Technology – 0.1%
18	—	18	ASML Holding N.V., Ordinary Shares	3,510	—	3,510

			Total Netherlands – 4.5%	$26,393	$307,440	$333,833

			Norway
			Consumer Staples – 0.0%
143	—	143	Marine Harvest ASA	2,895	—	2,895

			Financials – 1.4%
217	5,006	5,223	DNB ASA	4,278	98,600	102,878

			Total Norway – 1.4%	$7,173	$98,600	$105,773

			Russia
			Energy – 0.1%
93	—	93	PJSC LUKOIL ADR	6,423	—	6,423

9

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Financials – 0.0%
207	—	207	Sberbank of Russia PJSC ADR	$3,857	$—	$3,857

			Total Russia – 0.1%	$10,280	$—	$10,280

			South Africa
			Materials – 0.0%
101	—	101	Mondi plc	2,707	—	2,707

			Total South Africa – 0.0%	$2,707	$—	$2,707

			South Korea
			Information Technology – 1.3%
—	41	41	Samsung Electronics Co. Ltd.	—	94,999	94,999

			Total South Korea – 1.3%	$—	$94,999	$94,999

			Spain
			Consumer Discretionary – 0.0%
84	—	84	Industria de Diseno Textil S.A.	2,647	—	2,647

			Financials – 0.1%
557	—	557	Banco Santander S.A.	3,643	—	3,643

			Industrials – 1.1%
—	2,129	2,129	ACS Actividades de Construccion y Servicios S.A.	—	83,052	83,052

			Total Spain – 1.2%	$6,290	$83,052	$89,342

			Sweden
			Financials – 1.5%
—	4,852	4,852	Swedbank AB.	—	109,035	109,035

			Total Sweden – 1.5%	$—	$109,035	$109,035

			Switzerland
			Consumer Staples – 1.6%
—	1,531	1,531	Nestle S.A., Registered Shares	—	120,981	120,981

			Financials – 1.4%
283	5,748	6,031	UBS Group AG	4,986	101,277	106,263

			Health Care – 1.8%
19	577	596	Roche Holdings AG, Genusscheine	4,381	132,385	136,766

			Industrials – 2.8%
—	1,302	1,302	Adecco S.A.	—	92,710	92,710
—	1,586	1,586	Ferguson plc	—	119,290	119,290

				—	212,000	212,000

			Information Technology – 0.1%
163	—	163	STMicroelectronics N.V.	3,623	—	3,623

			Total Switzerland – 7.7%	$12,990	$566,643	$579,633

			Taiwan
			Information Technology – 1.4%
—	8,953	8,953	MediaTek, Inc.	—	103,015	103,015

			Total Taiwan – 1.4%	$—	$103,015	$103,015

			United Kingdom
			Consumer Discretionary – 1.2%
59	—	59	Bellway plc	2,525	—	2,525
649	—	649	GKN plc	4,207	—	4,207
—	1,624	1,624	Whitbread plc	—	84,281	84,281

				6,732	84,281	91,013

10

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Staples – 5.0%
78	1,699	1,777	British American Tobacco plc	$4,492	$98,189	$102,681
92	—	92	Diageo plc	3,104	—	3,104
—	2,417	2,417	Imperial Tobacco Group plc	—	82,295	82,295
—	944	944	Reckitt Benckiser Group plc	—	79,698	79,698
103	—	103	Unilever N.V., Certicaaten Van Aandelen..	5,791	—	5,791
—	1,886	1,886	Unilever plc	—	104,606	104,606

				13,387	364,788	378,175

			Energy – 0.1%
1,834	—	1,834	Tullow Oil plc(A).	5,056	—	5,056

			Financials – 2.5%
203	—	203	3i Group plc	2,454	—	2,454
363	—	363	HSBC Holdings plc	3,407	—	3,407
247	3,135	3,382	Prudential plc	6,174	78,343	84,517
—	9,968	9,968	Standard Chartered plc	—	100,228	100,228

				12,035	178,571	190,606

			Health Care – 0.1%
83	—	83	AstraZeneca plc	5,724	—	5,724

			Industrials – 2.3%
236	—	236	Ashtead Group plc	6,428	—	6,428
—	8,615	8,615	Babcock International Group plc	—	80,869	80,869
—	9,429	9,429	BAE Systems plc	—	77,144	77,144
185	—	185	Weir Group plc (The)	5,185	—	5,185

				11,613	158,013	169,626

			Information Technology – 0.1%
424	—	424	JUST EAT plc(A)	4,156	—	4,156

			Materials – 2.0%
133	—	133	Anglo American plc	3,086	—	3,086
48	2,056	2,104	Rio Tinto plc	2,451	104,319	106,770
—	839	839	Rio Tinto plc ADR	—	43,249	43,249

				5,537	147,568	153,105

			Telecommunication Services – 1.1%
—	26,386	26,386	BT Group plc	—	84,219	84,219
912	—	912	Vodafone Group plc	2,495	—	2,495

				2,495	84,219	86,714

			Total United Kingdom—14.4%	$66,735	$1,017,440	$1,084,175

			United States
			Health Care – 1.4%
—	586	586	Shire Pharmaceuticals Group plc ADR	—	87,587	87,587
58	333	391	Shire plc	2,867	16,588	19,455

				2,867	104,175	107,042

			Total United States—1.4%	$2,867	$104,175	$107,042

			TOTAL COMMON STOCKS – 96.2%	$247,875	$6,984,612	$7,232,487

			(Cost: $6,417,815)

11

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Commercial Paper(B) – 1.7%
			Bemis Co., Inc.

$—	$11,000	$11,000	2.172%, 4-5-18	$—	$10,996	$10,996
			Clorox Co. (The)

—	3,345	3,345	2.083%, 4-6-18	—	3,343	3,343
			Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.)

—	1,750	1,750	2.330%, 4-26-18.	—	1,747	1,747
			Diageo Capital plc (GTD by Diageo plc)

—	9,000	9,000	2.131%, 4-2-18.	—	8,998	8,998
			Essilor International S.A.

—	12,000	12,000	1.852%, 4-9-18	—	11,993	11,993
			General Dynamics Corp.

—	9,744	9,744	2.070%, 5-3-18	—	9,726	9,726
			Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.)

—	10,000	10,000	2.460%, 4-11-18..	—	9,992	9,992
			Hewlett Packard Enterprise Corp.

—	5,000	5,000	2.030%, 4-20-18.	—	4,994	4,994
			International Paper Co.

—	4,000	4,000	2.390%, 4-16-18.	—	3,996	3,996
			Kroger Co. (The)

—	10,000	10,000	2.201%, 4-2-18	—	9,998	9,998
			McCormick & Co., Inc.

—	5,000	5,000	2.131%, 4-2-18.	—	4,999	4,999
			Northern Illinois Gas Co.:

—	14,625	14,625	2.251%, 4-3-18	—	14,621	14,621

—	9,000	9,000	2.201%, 4-4-18	—	8,997	8,997
			River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia)

—	3,460	3,460	2.070%, 4-27-18.	—	3,455	3,455
			River Fuel Trust #1 (GTD by Bank of Nova Scotia):

—	7,000	7,000	2.070%, 4-30-18.	—	6,988	6,988

—	7,000	7,000	2.280%, 6-15-18.	—	6,966	6,966
			Rockwell Automation, Inc.

—	2,695	2,695	1.971%, 4-5-18.	—	2,694	2,694
			Sysco Corp.

—	6,104	6,104	2.100%, 4-2-18	—	6,103	6,103

				—	130,606	130,606

12

Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Master Note – 0.1%

			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)

$4,486	$2,653	$7,139	1.980%, 4-5-18(C)	$4,486	$2,653	$7,139

			Municipal Obligations – 0.2%
			CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps)

—	11,065	11,065	1.450%, 4-7-18(C)	—	11,065	11,065
			University of California (1-Month U.S. LIBOR plus 8 bps)

—	4,000	4,000	1.780%, 4-7-18(C)	—	4,000	4,000

				—	15,065	15,065

			United States Government Agency Obligations – 0.8%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):

—	57,279	57,279	1.810%, 4-7-18(C) .	—	57,279	57,279

—	2,000	2,000	1.800%, 4-7-18(C)	—	2,000	2,000

				—	59,279	59,279

			TOTAL SHORT-TERM SECURITIES – 2.8%	$4,486	$207,603	$212,089
			(Cost: $212,099)
			TOTAL INVESTMENT SECURITIES – 99.0%	$252,361	$7,192,215	$7,444,576
			(Cost: $6,629,914)
			CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 1.0%	(2,089)	77,023	74,934
			NET ASSETS – 100.0%	$250,272	$7,269,238	$7,519,510	(E)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at March 31, 2018.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Cash of $280 has been pledged as collateral for OTC foreign forward currency contracts.
(E)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

PRINCIPAL AMOUNT OF CONTRACT (DENOMINATED IN INDICATED CURRENCY)			FORWARD FOREIGN CURRENCY CONTRACTS	UNREALIZED APPRECIATION
Euro 11,300	—	Euro 11,300	Sell Euro, Counterparty – State Street Global Markets, Settlement Date 7-5-18	$10	$—	$10

13

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$180,360	$501,286	$—
Consumer Staples	3,188	1,004,825	—
Energy	294,556	583,207	—
Financials	—	1,370,829	—
Health Care	90,033	491,765	—
Industrials	—	1,085,039	—
Information Technology	182,094	411,539	—
Materials	74,197	338,750	—
Telecommunication Services	87,440	527,447	—
Utilities	—	5,932	—

Total Common Stocks	$911,868	$6,320,619	$—
Short-Term Securities	—	212,089	—

Total	$911,868	$6,532,708	$—

Forward Foreign Currency Contracts	$—	$10	$—

During the twelve month period ended March 31, 2018, securities totaling $2,924,758 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this pro forma schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

Pro Forma Market Sector Diversification (as a % of net assets)
Financials	18.2%
Industrials	14.4%
Consumer Staples	13.4%
Energy	11.9%
Consumer Discretionary	9.1%
Telecommunication Services	8.1%
Information Technology	8.0%
Health Care	7.7%
Materials	5.3%
Utilities	0.1%
Other+	3.8%

+ Includes cash and other assets (net of liabilities), and cash equivalents

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NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2018

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED MARCH 31, 2018

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

Ivy International Core Equity Fund and Ivy European Opportunities Fund (each a “Fund”, collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Ivy International Core Equity Fund’s investment objective is to provide capital growth and appreciation. Ivy International Core Equity Fund seeks to achieve its investment objective by investing in equity securities of companies primarily located in, or principally traded in, developed European and Asian/Pacific Basin markets. Ivy European Opportunities Fund’s investment objective to provide growth of capital. Ivy European Opportunities Fund seeks to achieve its objective by investing in equity securities of companies located or otherwise doing business in European countries, and covering a broad range of economic and industry sectors. Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares. Ivy International Core Equity Fund offers Class T shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class E shares are closed for all investments in the Ivy European Opportunities Fund. Class A, Class E and Class T shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R, T and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase. Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

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Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

The Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

16

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

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The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 — Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a

18

price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or

19

affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

The following tables are a summary of the valuation of each Fund’s investments by the fair value hierarchy levels as of March 31, 2018.

Ivy International Core Equity Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$180,360	$472,174	$—
Consumer Staples	—	980,861	—
Energy	294,556	554,809	—
Financials	—	1,331,579	—
Health Care	87,587	474,962	—
Industrials	—	1,036,353	—
Information Technology	182,094	383,252	—
Materials	74,197	324,279	—
Telecommunication Services	87,440	520,109	—

Total Common Stocks	$906,234	$6,078,378	$—
Short-Term Securities	—	207,603	—

Total	$906,234	$6,285,981	$—

During the twelve month period ended March 31, 2018, securities totaling $2,800,519 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

Ivy European Opportunities Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$29,112	$—
Consumer Staples	3,188	23,964	—
Energy	—	28,398	—
Financials	—	39,250	—
Health Care	2,446	16,803	—
Industrials	—	48,686	—
Information Technology	—	28,287	—
Materials	—	14,471	—
Telecommunication Services	—	7,338	—
Utilities	—	5,932	—

Total Common Stocks	$5,634	$242,241	$—
Short-Term Securities	—	4,486	—

Total	$5,634	$246,727	$—

Forward Foreign Currency Contracts	$—	$10	$—

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During the twelve month period ended March 31, 2018, securities totaling $124,239 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy International Core Equity Fund and Ivy European Opportunities Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy International Core Equity Fund purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

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Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2018:

Assets

					Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy European Opportunities Fund
Unrealized appreciation on forward foreign currency contracts	$10	$—	$10	$(10)	$—	$—	$—

Liabilities

					Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy European Opportunities Fund
Unrealized depreciation on forward foreign currency contracts(1)	$267	$—	$267	$(10)	$—	$(257)	$—

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2018:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy European Opportunities Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$10		$—

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Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy International Core Equity Fund	Foreign currency	$—	$—	$—	$—	$1,356	$1,356
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	(1,662)	(1,662)

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy International Core Equity Fund	Foreign currency	$—	$—	$—	$—	$1,794	$1,794
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	(113)	(113)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the twelve month period ended March 31, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy International Core Equity Fund	$7	$—	$—	$—	$—	$6
Ivy European Opportunities Fund	178	—	—	—	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on June 26, 2018 unanimously approved a proposed reorganization, in which the Ivy International Core Equity Fund series of the Trust will acquire all of the assets and assume all of the liabilities of the Ivy European Opportunities Fund in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the Ivy International Core Equity Fund series of the Trust (the Reorganization). As contemplated under the Reorganization, the Ivy European Opportunities Fund will distribute Ivy International Core Equity Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of the Ivy European Opportunities Fund will receive shares of the same class in the Ivy International Core Equity Fund that they

23

currently own. The aggregate NAV of Ivy International Core Equity Fund shares received by the Ivy European Opportunities Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Ivy European Opportunities Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. The Ivy International Core Equity Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Funds at March 31, 2018. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Funds for the twelve months ended March 31, 2018. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. GAAP. As of March 31, 2018, the portfolio of securities held by the Ivy European Opportunities Fund complied with the fundamental investment restrictions of Ivy International Core Equity Fund, and the Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2018. Following the Reorganization, the Ivy International Core Equity Fund will be the accounting survivor.

Certain expenses of the Reorganization, estimated to be $158,302 will be borne by the Ivy European Opportunities Fund.

6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund	Net Asset Breakpoints	Annual Rate
Ivy International Core Equity Fund	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	$3,000 to $5,000 Million	0.700%

	$5,000 to $10,000 Million	0.690%

	Over $10,000 Million	0.680%

Ivy European Opportunities Fund	$0 to $250 Million	0.900%

	$250 to $500 Million	0.850%

	$500 to $2,000 Million	0.750%

	$2,000 to $5,000 Million	0.740%

	$5,000 to $10,000 Million	0.720%

	Over $10,000 Million	0.710%

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund

24

shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C, Class E and Class T shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A, Class E and Class T Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A, Class E and Class T shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A, Class E and Class T shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

25

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A, Class E and Class T shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the twelve month period ended March 31, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC						Commissions
		Class A		Class B	Class C	Class E	Class T	Paid(1)
Ivy International Core Equity Fund	$569	$1		$7	$21	$—	$—	$890
Ivy European Opportunities Fund	54	—	*	1	1	—	N/A	46

*	Not shown due to rounding.
(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the twelve month period ended March 31, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy International Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2018	1.28%(1)	12b-1 Fees and/or Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Ivy European Opportunities Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2020	1.25%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	Effective Date of Merger	7-31-2020	2.11%	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	Effective Date of Merger	7-31-2020	1.93%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	Effective Date of Merger	7-31-2020	1.28%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2020	0.94%	Shareholder Servicing

	Class N	Contractual	Effective Date of Merger	7-31-2020	0.79%	Shareholder Servicing

	Class R	Contractual	Effective Date of Merger	7-31-2020	1.53%	12b-1 Fees and/or Shareholder Servicing

	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	Shareholder Servicing

26

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced

	Class Y	Contractual	Effective Date of Merger	7-31-2020	1.18%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

(1)	Reflects the lower expense limit which went into effect July 5, 2017.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended March 31, 2018
Ivy International Core Equity Fund	Shares	Value
Shares issued from sale of shares:
Class A	12,465	$243,523
Class B	89	1,537
Class C	4,049	70,279
Class E	148	2,929
Class I	87,266	1,711,588
Class N	68,811	1,344,545
Class R	3,459	66,281
Class T	13	250
Class Y	9,959	193,827
Shares issued in reinvestment of distributions to shareholders:
Class A	315	6,249
Class B	2	34
Class C	71	1,255
Class E	4	75
Class I	2,082	41,540
Class N	883	17,666
Class R	36	721
Class T	—	—
Class Y	199	3,979
Shares redeemed:
Class A	(10,384)	(202,682)
Class B	(273)	(4,730)
Class C	(4,327)	(76,096)
Class E	(46)	(906)
Class I	(58,887)	(1,164,076)
Class N	(17,094)	(340,879)
Class R	(794)	(15,745)
Class T	—	—
Class Y	(8,951)	(178,184)

Net increase	89,095	$1,722,980

27

	For the twelve months ended March 31, 2018
Ivy European Opportunities Fund	Shares	Value
Shares issued from sale of shares:
Class A	432	$13,927
Class B	2	69
Class C	34	997
Class E	—	—
Class I	575	18,308
Class N	3,365	106,096
Class R	1	47
Class Y	13	408
Shares issued in reinvestment of distributions to shareholders:
Class A	23	746
Class B	— *	2
Class C	1	38
Class E	— *	2
Class I	29	925
Class N	48	1,565
Class R	— *	— *
Class Y	— *	10
Shares redeemed:
Class A	(665)	(20,914)
Class B	(8)	(236)
Class C	(203)	(6,348)
Class E	—	—
Class I	(1,815)	(56,529)
Class N	(466)	(15,279)
Class R	(1)	(19)
Class Y	(27)	(883)

Net increase	1,338	$42,932

*	Not shown due to rounding.

8. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2018, in connection with proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of the Acquired Fund, as of March 31, 2018, divided by the NAV per share of the shares of the Acquiring Fund as of March 31, 2018. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2018:

Ivy International Core Equity Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class A	33,837	3,936	37,773
Class B	391	32	423
Class C	13,502	208	13,710
Class E	420	6	426
Class I	205,739	3,328	209,067
Class N	79,282	4,936	84,218
Class R	5,847	31	5,878
Class T	13	—	13
Class Y	24,192	28	24,220

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9. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
Ivy International Core Equity Fund	$6,451,066	$941,987	$200,838	$741,149
Ivy European Opportunities Fund	209,333	46,337	3,309	43,028

The tax cost of investments will remain unchanged for the combined fund.

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy International Core Equity Fund	$47,955	$114,071	$—	$—	$—
Ivy European Opportunities Fund	583	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2018 and 2017 were as follows:

	March 31, 2018		March 31, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy International Core Equity Fund	$87,256	$—	$77,682	$—
Ivy European Opportunities Fund	3,345	—	2,973	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2018, the capital loss carryovers were as follows:

	Post-Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy International Core Equity Fund	$—	$—
Ivy European Opportunities Fund	10,476	—

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PO BOX 8035, CARY, NC 27512

YOUR VOTE IS IMPORTANT!

PLEASE VOTE BY:

INTERNET Go To: www.proxypush.com/IVY • Cast your vote online. • Have your Proxy Card ready. • Follow the simple instructions to record your vote.

PHONE Call 1-866-648-8136 • Use any touch-tone telephone, 24 hours a day, 7 days a week. • Have your Proxy Card ready. • Follow the simple recorded instructions.

MAIL • Mark, sign and date your Proxy Card. • Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.

PROXY TABULATOR

PO    BOX    8035

CARY, NC 27512-9916

òPlease fold here—Do not separate ò

IVY EUROPEAN OPPORTUNITIES FUND

a series of Ivy Funds

SPECIAL MEETING OF SHAREHOLDERS

November 1, 2018

The undersigned hereby revokes all previous proxies for his/her shares of the Ivy European Opportunities Fund (the “European Opportunities Fund”) and appoints Jennifer K. Dulski and Scott J. Schneider and each of them, proxies of the undersigned with full power of substitution to vote all shares of the European Opportunities Fund that the undersigned is entitled to vote at the European Opportunities Fund’s Special Meeting of Shareholders (“Meeting”) to be held at 6300 Lamar Avenue, Overland Park, Kansas 66202-4200 at 2:00 p.m., Central Time on November 1, 2018 including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Ivy Funds, on behalf of the European Opportunities Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the proposal to approve a Plan of Reorganization involving the reorganization of the European Opportunities Fund with and into the Ivy International Core Equity Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

Signature	Date

Signature	Date	Scan code for mobile voting

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PXY-IVYEO-v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of

Shareholders to Be Held on

November 1, 2018.

The Proxy Statement/Prospectus for this Meeting is available at:

www.proxypush.com/IVY

PLEASE AUTHORIZE YOUR PROXY TODAY!

PLEASE MARK, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:

THE BOARD OF TRUSTEES OF THE IVY FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

	FOR	AGAINST	ABSTAIN
1. To approve a Plan of Reorganization between the Ivy European Opportunities Fund and the Ivy International Core Equity Fund, each a series of Ivy Funds.	☐	☐	☐

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PART C: OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1.	Articles of Incorporation:

	(i)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iii)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(iv)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(v)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(vi)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(vii)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(viii)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(ix)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(x)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(i)

	(xi)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xii)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xiii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xiv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129 and incorporated by reference herein.

	(xv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xvi)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xvii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

2.	By-laws:

	(a)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(v)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(vi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(vii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ii)

(viii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvi)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xx)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxiii)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(iii)

(xxiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxx)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxiii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxiv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(iv)

	(xl)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xli)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xlii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

7.	Distribution Agreements:

	(i)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreements:

	(i)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(iv)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(v)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(vii)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(viii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(ix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(x)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(v)

(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(xxv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(xxvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(vi)

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(iv)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137.

	(v)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(vii)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(viii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(ix)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(x)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(xi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(xiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(xiv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(xv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xvi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xvii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xviii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xx)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxi)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(vii)

	(xxii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable: Filed herewith as Exhibit 11.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

	(i)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(v)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(viii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ix)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(x)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(viii)

(xi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(ix)

(xxi)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xxix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)

(xxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiv)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxviii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xxxix)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xl)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xli)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xlii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xi)

(xliii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xlviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xlix)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(l)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(li)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(lii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liii)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvi)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(xii)

(lviii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxix)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxx)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxi)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xiii)

(lxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxv)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxx)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxi)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xiv)

(lxxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxviii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xc)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xci)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciv)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xv)

(xcvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(c)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(ci)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cii)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(ciii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(civ)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvi)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xvi)

(cxii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xvii)

	(cxxiii)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(cxxiv)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(cxxv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(cxxvi)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit No. 14

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney: Filed herewith as Exhibit No. 16

17.	Additional Exhibits:

	(i)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(ii)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(iii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(iv)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(v)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

(xviii)

(viii)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(ix)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(x)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiii)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiv)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(xx)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxi)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxii)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(xxiii)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxv)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xix)

(xxvi)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxviii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxix)	Ivy Funds Prospectus dated July 5, 2017 filed with Post-Effective Amendment No. 142 (Accession No. 0001193125-17-225159), as supplemented July 14, 2017 (Accession No. 0001193125-17-228572); August 10, 2017 (Accession No. 0001193125-17-254219); August 18, 2017 (Accession No. 0001193125-17-261969); September 18, 2017 (Accession No. 0001193125-17-287046); September 29, 2017 (Accession No. 0001193125-17-299235); November 17, 2017 (Accession No. 0001193125-17-346833); November 22, 2017 (Accession No. 0001193125-17-350562); November 28, 2017 (Accession No. 0001193125-17-353720); December 29, 2017 (Accession No. 0001193125-17-382620); January 12, 2018 (Accession No. 0001193125-18-009992); February 6, 2018 (Accession No. 0001193125-18-032842); February 26, 2018 (Accession No. 0001193125-18-057092); April 12, 2018 (Accession No. 0001193125-18-115308); April 13, 2018 (Accession No. 0001193125-18-116665); April 30, 2018 (Accession No. 0001193125-18-142357); May 8, 2018 (Accession No. 0001193125-18-156163); and May 31, 2018 (Accession No. 0001193125-18-180210) and incorporated by reference herein.

(xxx)	Ivy Funds Statement of Additional Information dated July 5, 2017, filed with Post-Effective Amendment No. 142 (Accession No. 0001193125-17-225159), as supplemented July 14, 2017 (Accession No. 0001193125-17-228574); August 18, 2017 (Accession No. 0001193125-17-261970); September 29, 2017 (Accession No. 0001193125-17-299238); November 22, 2017 (Accession No. 0001193125-17-350562); November 28, 2017 (Accession No. 0001193125-17-353724); January 12, 2018 (Accession No. 0001193125-18-009997); February 26, 2018 (Accession No. 0001193125-18-057093); April 12, 2018 (Accession No. 0001193125-18-115314); April 13, 2018 (Accession No. 0001193125-18-116667); April 30, 2018 (Accession No. 0001193125-18-142369); and May 8, 2018 (Accession No. 0001193125-18-156167) and incorporated by reference herein.

(xxxi)	Ivy Funds Annual Report dated March 31, 2018, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on June 8, 2018.

Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

(xx)

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Overland Park, and State of Kansas, on the 27th day of June, 2018.

IVY FUNDS
a Delaware statutory trust
(Registrant)

By:	/s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of June, 2018.

Signatures	Title

/s/ Joseph Harroz, Jr.* Joseph Harroz, Jr.	Chairman and Trustee

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

/s/ Jarold W. Boettcher* Jarold W. Boettcher	Trustee

/s/ James M. Concannon* James M. Concannon	Trustee

/s/ James D. Gressett* James D. Gressett	Trustee

/s/ Henry J. Herrmann* Henry J. Herrmann	Trustee

/s/ Glendon E. Johnson, Jr.* Glendon E. Johnson, Jr.	Trustee

/s/ Frank J. Ross, Jr.* Frank J. Ross, Jr.	Trustee

/s/ Michael G. Smith* Michael G. Smith	Trustee

/s/ Edward M. Tighe* Edward M. Tighe	Trustee

*By:	/s/ Philip A. Shipp	ATTEST:	/s/ Jennifer K. Dulski
	Philip A. Shipp, Attorney-in-Fact		Jennifer K. Dulski, Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.11	Opinion and Consent of Counsel

EX-99.14	Consent of Independent Registered Accounting Firm

EX-99.16	Powers of Attorney